THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 65.5%

	Face Amount	Value
COMMUNICATION SERVICES — 3.0%
AT&T 3.550%, 06/01/24	$680,000	$705,148
Bell Canada 0.750%, 03/17/24	610,000	598,138
Charter Communications Operating 4.500%, 02/01/24	620,000	650,693
Cox Communications 2.950%, 06/30/23(A)	562,000	571,460
Discovery Communications 3.800%, 03/13/24	675,000	699,897
NTT Finance 0.583%, 03/01/24(A)	1,260,000	1,232,897

		4,458,233

CONSUMER DISCRETIONARY — 1.8%
Brunswick 0.850%, 08/18/24	695,000	678,510
Daimler Finance North America 3.650%, 02/22/24(A)	635,000	660,930
General Motors Financial 4.250%, 05/15/23	555,000	573,172
Genuine Parts 1.750%, 02/01/25	750,000	745,319

		2,657,931

CONSUMER STAPLES — 7.1%
7-Eleven 0.800%, 02/10/24(A)	1,230,000	1,205,320
Bunge Finance 4.350%, 03/15/24	620,000	650,909
Coca-Cola European Partners 0.800%, 05/03/24(A)	850,000	831,155
Conagra Brands 4.300%, 05/01/24	480,000	505,170
Constellation Brands 4.750%, 11/15/24	460,000	495,141
Diageo Capital 2.125%, 10/24/24	1,210,000	1,221,423
General Mills 1.249%, VAR ICE LIBOR USD 3 Month + 1.010%, 10/17/23	490,000	496,248
JDE Peet’s 0.800%, 09/24/24(A)	1,355,000	1,307,318
Kellogg 2.750%, 03/01/23	300,000	304,329
Keurig Dr Pepper 4.057%, 05/25/23	246,000	253,955
McCormick 3.150%, 08/15/24	640,000	659,398

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Molson Coors Beverage 3.500%, 05/01/22	$520,000	$523,601
Mondelez International Holdings Netherlands BV 2.250%, 09/19/24(A)	655,000	661,041
Nestle Holdings 0.375%, 01/15/24(A)	590,000	577,075
Suntory Holdings 2.250%, 10/16/24(A)	660,000	664,543

		10,356,626

ENERGY — 5.3%
Chevron USA 7.250%, 10/15/23	500,000	547,624
Continental Resources 3.800%, 06/01/24	660,000	676,922
Devon Energy 5.250%, 09/15/24	660,000	706,865
Diamondback Energy 2.875%, 12/01/24	600,000	611,905
Enable Midstream Partners 3.900%, 05/15/24	770,000	796,210
Gray Oak Pipeline 2.000%, 09/15/23(A)	575,000	576,778
Halliburton 3.500%, 08/01/23	26,000	26,644
Hess 3.500%, 07/15/24	825,000	852,404
MarkWest Energy Partners 4.500%, 07/15/23	575,000	588,469
Ovintiv Exploration 5.625%, 07/01/24	660,000	711,503
Pioneer Natural Resources 0.750%, 01/15/24	615,000	602,788
Southern Natural Gas 0.625%, 04/28/23(A)	340,000	336,467
Western Midstream Operating 3.950%, 06/01/25	750,000	767,588

		7,802,167

FINANCIALS — 24.2%
Ally Financial 3.875%, 05/21/24	1,520,000	1,578,960
Antares Holdings 6.000%, 08/15/23(A)	650,000	683,973
Ares Capital 4.200%, 06/10/24	630,000	656,167
Banco Santander 0.701%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.450%, 06/30/24	800,000	790,826

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JANUARY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Bank of America MTN 3.550%, VAR ICE LIBOR USD 3 Month + 0.780%, 03/05/24	$560,000	$572,508
Bank of Montreal MTN 1.500%, 01/10/25	1,100,000	1,089,168
Bank of Nova Scotia 0.700%, 04/15/24	680,000	664,614
0.650%, 07/31/24	680,000	662,449
BBVA USA 2.500%, 08/27/24	500,000	510,650
BlackRock TCP Capital 3.900%, 08/23/24	1,270,000	1,309,262
Blackstone Private Credit Fund 1.750%, 09/15/24(A)	905,000	879,604
Business Development Corp of America 4.850%, 12/15/24(A)	700,000	729,192
Canadian Imperial Bank of Commerce 2.606%, VAR ICE LIBOR USD 3 Month + 0.785%, 07/22/23	750,000	754,811
Capital One Financial 3.300%, 10/30/24	630,000	652,346
Charles Schwab 5.137%, VAR ICE LIBOR USD 3 Month + 4.820%(B)	410,000	412,563
Citigroup 1.258%, VAR ICE LIBOR USD 3 Month + 1.100%, 05/17/24	955,000	965,500
Discover Financial Services 3.950%, 11/06/24	620,000	651,588
E*TRADE Financial 2.950%, 08/24/22	725,000	731,747
Emera US Finance 0.833%, 06/15/24	975,000	950,484
Equitable Financial Life Global Funding 1.100%, 11/12/24(A)	690,000	674,028
F&G Global Funding 0.900%, 09/20/24(A)	1,050,000	1,020,771
First Horizon National 3.550%, 05/26/23	540,000	551,774
First Republic Bank 1.912%, VAR U.S. SOFR + 0.620%, 02/12/24	850,000	854,819
First-Citizens Bank & Trust 3.929%, VAR U.S. SOFR + 3.827%, 06/19/24	970,000	994,090
FS KKR Capital 4.625%, 07/15/24	650,000	676,453

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Goldman Sachs Group 0.839%, VAR U.S. SOFR + 0.790%, 12/09/26	$570,000	$569,460
0.627%, VAR U.S. SOFR + 0.538%, 11/17/23	600,000	596,203
Golub Capital BDC 3.375%, 04/15/24	655,000	665,298
KeyBank 1.250%, 03/10/23	550,000	550,168
Main Street Capital 5.200%, 05/01/24	620,000	649,814
Morgan Stanley MTN 4.100%, 05/22/23	760,000	784,856
National Bank of Canada MTN 0.550%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.400%, 11/15/24	1,225,000	1,200,797
Owl Rock Capital 5.250%, 04/15/24	625,000	658,509
People’s United Financial 3.650%, 12/06/22	470,000	475,602
PNC Financial Services Group 3.995%, VAR ICE LIBOR USD 3 Month + 3.678%(B)	420,000	422,942
Principal Life Global Funding II 1.375%, 01/10/25(A)	725,000	713,879
Royal Bank of Canada MTN 0.869%, VAR ICE LIBOR USD 3 Month + 0.660%, 10/05/23	500,000	504,509
0.500%, 10/26/23	655,000	645,566
Santander Holdings USA 3.500%, 06/07/24	320,000	329,449
3.400%, 01/18/23	510,000	519,098
Sixth Street Specialty Lending 3.875%, 11/01/24	640,000	661,716
Synchrony Financial 4.375%, 03/19/24	620,000	648,205
Synovus Bank 2.289%, VAR U.S. SOFR + 0.945%, 02/10/23	500,000	500,101
Synovus Financial 3.125%, 11/01/22	250,000	252,664
Toyota Motor Credit MTN 0.500%, 08/14/23	500,000	494,257
Trinity Acquisition 4.625%, 08/15/23	117,000	121,747
Truist Bank 2.800%, 05/17/22	500,000	502,355
UBS 0.700%, 08/09/24(A)	1,150,000	1,121,896

2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JANUARY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Webster Financial 4.375%, 02/15/24	$1,100,000	$1,149,346
Wells Fargo MTN 0.805%, VAR U.S. SOFR + 0.510%, 05/19/25	650,000	633,927

		35,390,711

HEALTH CARE — 0.8%
Baxter International 1.322%, 11/29/24(A)	497,000	488,167
Zimmer Biomet Holdings 1.450%, 11/22/24	705,000	694,543

		1,182,710

INDUSTRIALS — 8.4%
AerCap Ireland Capital DAC 4.875%, 01/16/24	270,000	282,460
Air Lease MTN 0.700%, 02/15/24	615,000	597,866
American Airlines Pass-Through Trust, Ser 2015-1 3.700%, 05/01/23	287,315	283,200
Canadian Pacific Railway 1.350%, 12/02/24	1,425,000	1,406,152
CNH Industrial Capital 4.200%, 01/15/24	625,000	652,306
Cytec Industries 3.500%, 04/01/23	500,000	509,492
Daimler Trucks Finance North America 1.625%, 12/13/24(A)	1,420,000	1,404,746
Delta Air Lines 4.500%, 10/20/25(A)	595,000	617,300
Georgia-Pacific 0.625%, 05/15/24(A)	600,000	585,033
Howmet Aerospace 5.125%, 10/01/24	630,000	658,350
Johnson Controls International 3.625%, 07/02/24	560,000	584,027
Lennox International 3.000%, 11/15/23	600,000	611,704
Penske Truck Leasing Lp 4.125%, 08/01/23(A)	495,000	512,076
Pentair Finance Sarl 3.150%, 09/15/22	830,000	832,026
Quanta Services 0.950%, 10/01/24	690,000	671,494
Roper Technologies 2.350%, 09/15/24	650,000	657,310
Teledyne Technologies 0.950%, 04/01/24	615,000	603,879

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Westinghouse Air Brake Technologies 4.400%, 03/15/24	$630,000	$660,112

		12,129,533

INFORMATION TECHNOLOGY —2.6%
Broadcom 3.625%, 10/15/24	575,000	598,638
Fidelity National Information Services 0.600%, 03/01/24	620,000	604,573
Infor 1.450%, 07/15/23(A)	540,000	537,995
Microchip Technology 0.983%, 09/01/24(A)	400,000	388,945
0.972%, 02/15/24	590,000	577,668
Renesas Electronics 1.543%, 11/26/24(A)	960,000	944,342
VMware 0.600%, 08/15/23	165,000	162,723

		3,814,884

MATERIALS — 6.0%
Albemarle 4.150%, 12/01/24	600,000	634,512
Anglo American Capital 3.625%, 09/11/24(A)	595,000	614,534
Avery Dennison 0.850%, 08/15/24	700,000	683,365
Berry Global 0.950%, 02/15/24	600,000	590,133
Celanese US Holdings 3.500%, 05/08/24	815,000	843,194
Freeport-McMoRan 4.550%, 11/14/24	1,000,000	1,050,300
Martin Marietta Materials 0.650%, 07/15/23	550,000	543,701
Mosaic 4.250%, 11/15/23	640,000	666,275
NewMarket 4.100%, 12/15/22	480,000	492,680
Sonoco Products 1.800%, 02/01/25	725,000	719,772
Steel Dynamics 2.800%, 12/15/24	615,000	629,770
West Fraser Timber 4.350%, 10/15/24(A)	742,000	784,748
Westlake Chemical 0.875%, 08/15/24	717,000	697,971

		8,950,955

3

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JANUARY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — 2.3%
American Tower 0.600%, 01/15/24	$925,000	$906,018
CC Holdings GS V 3.849%, 04/15/23	530,000	543,787
CyrusOne 2.900%, 11/15/24	710,000	732,095
Jones Lang LaSalle 4.400%, 11/15/22	450,000	458,247
Kimco Realty 3.125%, 06/01/23	192,000	195,472
Vornado Realty 3.500%, 01/15/25	575,000	593,552

		3,429,171

UTILITIES — 4.0%
Alliant Energy Finance 3.750%, 06/15/23(A)	500,000	513,611
American Electric Power 2.031%, 03/15/24	725,000	725,725
Black Hills 1.037%, 08/23/24	1,030,000	1,006,571
CenterPoint Energy Resources 0.700%, 03/02/23	605,000	600,635
Dominion Energy 3.071%, 08/15/24	565,000	579,053
Evergy 5.292%, 06/15/22	450,000	452,474
Exelon 3.497%, 06/01/22	720,000	723,608
Southern 0.600%, 02/26/24	620,000	605,412
WEC Energy Group 0.800%, 03/15/24	630,000	617,562

		5,824,651

Total Corporate Obligations (Cost $97,273,402)		95,997,572

ASSET-BACKED SECURITIES — 14.7%

Affirm Asset Securitization Trust, Ser 2021-A, Cl A 0.880%, 08/15/25 (A)	600,000	598,611
Amur Equipment Finance Receivables VII, Ser 2019-1A, Cl A2 2.630%, 06/20/24 (A)	154,895	156,071
Aqua Finance Trust, Ser 2021-A, Cl A 1.540%, 07/17/46 (A)	595,609	584,994

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Benefit Street Partners CLO II, Ser 2021-IIA, Cl A2R2 1.691%, VAR ICE LIBOR USD 3 Month + 1.450%, 07/15/29 (A)	$600,000	$599,699
Blackrock Mount Adams CLO IX, Ser 2021-9A, Cl A1 1.584%, VAR ICE LIBOR USD 3 Month + 1.370%, 09/22/31 (A)	1,025,000	1,024,996
Business Jet Securities, Ser 2021- 1A, Cl A 2.162%, 04/15/36 (A)	659,742	642,411
California Street CLO IX, Ser 2021-9A, Cl AR3 1.341%, VAR ICE LIBOR USD 3 Month + 1.100%, 07/16/32 (A)	660,000	659,834
Cerberus Loan Funding XXXVI, Ser 2021-6A, Cl B 1.991%, VAR ICE LIBOR USD 3 Month + 1.750%, 11/22/33 (A)	700,000	699,062
Churchill MMSLF CLO-I, Ser 2021-2A, Cl A 1.535%, VAR ICE LIBOR USD 3 Month + 1.450%, 10/01/32 (A)	1,240,000	1,239,675
CoreVest American Finance Trust, Ser 2017-1, Cl D 4.358%, 10/15/49 (A)	258,000	259,386
Encina Equipment Finance, Ser 2021-1A, Cl B 1.210%, 02/16/27 (A)	810,000	796,253
FOCUS Brands Funding, Ser 2021-1A, Cl A2IB 3.857%, 04/30/47 (A)	663,039	670,224
Ford Credit Auto Owner Trust, Ser 2021-A, Cl C 0.830%, 08/15/28	400,000	387,600
Fortress Credit Opportunities XI CLO, Ser 2018-11A, Cl A1T 1.424%, VAR ICE LIBOR USD 3 Month + 1.300%, 04/15/31 (A)	1,235,000	1,234,689
Fortress Credit Opportunities XVII CLO, Ser 2022-17A, Cl B 0.000%, 01/15/30 (A)(D)	710,000	710,000
Invitation Homes, Ser 2018-SFR2, Cl A 1.006%, VAR ICE LIBOR USD 1 Month + 0.900%, 06/17/37 (A)	42,545	42,558
Invitation Homes, Ser 2018-SFR3, Cl A 1.106%, VAR ICE LIBOR USD 1 Month + 1.000%, 07/17/37 (A)	152,143	152,064

4

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JANUARY 31, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
KKR Lending Partners III Clo, Ser 2021-1A, Cl B 2.154%, VAR ICE LIBOR USD 3 Month + 1.900%, 10/20/30 (A)	$660,000	$660,627
Marlette Funding Trust, Ser 2021- 1A, Cl B 1.000%, 06/16/31 (A)	810,000	803,285
Master Credit Card Trust II, Ser 2018-1A, Cl C 3.737%, 07/21/24 (A)	675,000	687,779
Mercury Financial Credit Card Master Trust, Ser 2021-1A, Cl A 1.540%, 03/20/26 (A)	806,000	803,050
MVW, Ser 2021-1WA, Cl B 1.440%, 01/22/41 (A)	669,926	657,129
NADG NNN Operating, Ser 2019- 1, Cl A 3.368%, 12/28/49 (A)	1,108,333	1,112,875
Nassau, Ser 2017-IIA, Cl AF 3.380%, 01/15/30 (A)	535,000	534,725
Octane Receivables Trust, Ser 2021-1A, Cl B 1.530%, 04/20/27 (A)	700,000	682,803
RIN II, Ser 2019-1A, Cl A 1.851%, VAR ICE LIBOR USD 3 Month + 1.650%, 09/10/30 (A)	620,000	620,297
Santander Retail Auto Lease Trust, Ser 2021-B, Cl C 1.100%, 06/20/25 (A)	820,000	806,170
Stonepeak, Ser 2021-1A, Cl AA 2.301%, 02/28/33 (A)	768,181	752,673
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1 3.000%, 11/25/58 (A)(C)	203,645	205,278
VCP CLO II, Ser 2021-2A, Cl A1 1.911%, VAR ICE LIBOR USD 3 Month + 1.670%, 04/15/31 (A)	750,000	749,810
Verizon Master Trust, Ser 2021-1, Cl C 0.890%, 05/20/27	650,000	638,199
Wellfleet CLO, Ser 2018-2A, Cl A1R 1.394%, VAR ICE LIBOR USD 3 Month + 1.140%, 10/20/28 (A)	380,404	380,696
Wellfleet CLO, Ser 2021-1A, Cl BR4 1.804%, VAR ICE LIBOR USD 3 Month + 1.550%, 07/20/29 (A)	660,000	659,668
Zais CLO VIII, Ser 2018-1A, Cl A 1.191%, VAR ICE LIBOR USD 3 Month + 0.950%, 04/15/29 (A)	335,338	335,024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Total Asset-Backed Securities (Cost $21,706,135)		$21,548,215

U.S. TREASURY OBLIGATIONS — 13.9%
U.S. Treasury Notes 0.125%, 05/15/23	$5,100,000	5,047,406
0.125%, 07/15/23	3,000,000	2,961,680
0.125%, 01/15/24	12,650,000	12,393,541

Total U.S. Treasury Obligations (Cost $20,730,384)		20,402,627

MORTGAGE-BACKED SECURITIES — 3.6%

BPR Trust, Ser 2021-KEN, Cl B 2.056%, VAR ICE LIBOR USD 1 Month + 1.950%, 02/15/29 (A)	805,000	804,838
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl C 1.506%, VAR ICE LIBOR USD 1 Month + 1.400%, 10/15/37 (A)	690,839	687,793
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A1 2.065%, 09/15/50	92,684	92,920
Cold Storage Trust, Ser 2020- ICE5, Cl C 1.756%, VAR ICE LIBOR USD 1 Month + 1.650%, 11/15/37 (A)	909,266	907,535
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1 2.488%, 02/25/50 (A)(C)	147,664	147,503
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A2 1.106%, 07/27/54 (A)	252,862	251,653
COMM Mortgage Trust, Ser 2013- CR10, Cl ASB 3.795%, 08/10/46	323,166	329,253
FREMF Mortgage Trust, Ser 2015- K48, Cl C 3.643%, 08/25/48 (A)(C)	800,000	821,829
FREMF Mortgage Trust, Ser 2015- K720, Cl C 3.382%, 07/25/22 (A)(C)	510,000	514,166
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM 2.293%, 07/25/44 (A)(C)	62,109	64,373
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1 2.356%, 06/25/46 (A)(C)	91,531	89,467
JP Morgan Mortgage Trust, Ser 2016-5, Cl A1 2.340%, 12/25/46 (A)(C)	174,420	170,176

5

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JANUARY 31, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Sequoia Mortgage Trust, Ser 2013- 4, Cl B3 3.465%, 04/25/43 (C)	$111,792	$112,554
Verus Securitization Trust, Ser 2021-1, Cl A2 1.052%, 01/25/66 (A)(C)	345,297	339,323

Total Mortgage-Backed Securities (Cost $5,371,277)		5,333,383

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.1%

FHLMC 6.000%, 01/01/37	914	1,003
6.000%, 11/01/37	1,082	1,195
5.500%, 07/01/34	2,444	2,699
4.000%, 03/01/39	3,525	3,822
FHLMC, Ser 2004-2746, Cl BG 5.000%, 02/15/24	15,012	15,401
FHLMC STACR REMIC Trust, Ser 2020-DNA3, Cl M2 3.108%, VAR ICE LIBOR USD 1 Month + 3.000%, 06/25/50(A)	25,040	25,071
FNMA 6.000%, 05/01/36	335	388
6.000%, 08/01/36	481	546
5.500%, 07/01/38	2,611	2,925
GNMA 6.000%, 03/15/32	877	1,012
6.000%, 09/15/33	5,308	6,097
6.000%, 09/15/37	1,912	2,208
5.500%, 06/15/38	748	818
5.000%, 06/15/33	1,304	1,480

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $64,337)		64,665

Total Investments in Securities—97.8% (Cost $145,145,535)		$143,346,462

Percentages are based on Net Assets of $146,578,797.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2022 was $47,185,967 and represented 32.2% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	No interest rate available.

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Lp — Limited Partnership

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

USD — United States Dollar

VAR— Variable Rate

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-002-1400

6

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 49.8%
	Face Amount	Value
COMMUNICATION SERVICES — 2.3%
AT&T 3.900%, 03/11/24	$480,000	$499,812
Comcast 2.887%, 11/01/51(A)	514,000	465,554
2.650%, 02/01/30	240,000	241,214
Crown Castle Towers 4.241%, 07/15/28(A)	400,000	431,815
Discovery Communications 4.125%, 05/15/29	635,000	677,947
NBN MTN 2.625%, 05/05/31(A)	600,000	586,425
Verizon Communications 3.875%, 02/08/29	480,000	516,889

		3,419,656

CONSUMER DISCRETIONARY — 2.1%
7-Eleven 2.800%, 02/10/51(A)	1,160,000	1,007,394
General Motors Financial 4.000%, 10/06/26	550,000	580,220
Mars 2.375%, 07/16/40(A)	540,000	485,800
Tiffany 4.900%, 10/01/44	904,000	1,139,221

		3,212,635

CONSUMER STAPLES — 2.1%
Anheuser-Busch InBev Worldwide 4.750%, 01/23/29	300,000	339,853
Bacardi 5.150%, 05/15/38(A)	520,000	614,534
Bunge Finance 3.250%, 08/15/26	250,000	258,749
1.630%, 08/17/25	250,000	245,226
Conagra Brands 4.600%, 11/01/25	615,000	663,324
JBS USA LUX 3.000%, 05/15/32(A)	695,000	648,094
Mondelez International 1.500%, 02/04/31	535,000	480,994

		3,250,774

ENERGY — 2.9%
Boardwalk Pipelines 4.800%, 05/03/29	630,000	689,805
Chevron USA 8.000%, 04/01/27	250,000	319,293
Eastern Gas Transmission & Storage 3.000%, 11/15/29(A)	560,000	566,153
Energy Transfer Operating 2.900%, 05/15/25	565,000	572,670

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Gray Oak Pipeline 2.000%, 09/15/23(A)	$515,000	$516,593
MarkWest Energy Partners 4.875%, 06/01/25	375,000	398,680
Occidental Petroleum 3.500%, 08/15/29	475,000	468,207
Rockies Express Pipeline 3.600%, 05/15/25(A)	480,000	476,947
Western Midstream Operating 4.000%, 07/01/22	335,000	334,163

		4,342,511

FINANCIALS — 23.7%
Ally Financial 3.875%, 05/21/24	875,000	908,941
Antares Holdings 3.950%, 07/15/26(A)	700,000	707,867
Ares Capital 4.250%, 03/01/25	570,000	594,303
Ares Finance II 3.250%, 06/15/30(A)	645,000	650,485
Bain Capital Specialty Finance 2.950%, 03/10/26	600,000	588,690
2.550%, 10/13/26	700,000	668,646
Bank of America 5.875%, VAR ICE LIBOR USD 3 Month + 2.931%(B)	705,000	745,538
Bank of Montreal 3.803%, VAR USD Swap Semi 30/360 5 Yr Curr + 1.432%, 12/15/32	825,000	866,173
Barings BDC 3.300%, 11/23/26(A)	700,000	680,315
BlackRock TCP Capital 3.900%, 08/23/24	55,000	56,700
2.850%, 02/09/26	655,000	648,582
Blackstone Private Credit Fund 2.625%, 12/15/26(A)	680,000	645,147
Brookﬁeld Finance 4.250%, 06/02/26	705,000	763,226
Business Development Corp of America 3.250%, 03/30/26	587,000	575,343
Carlyle Finance Subsidiary 3.500%, 09/19/29(A)	650,000	673,468
Charles Schwab 4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr + 3.079%(B)	560,000	548,671
CI Financial 3.200%, 12/17/30	1,295,000	1,277,337

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Citigroup 3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.417%(B)	$815,000	$793,402
Deutsche Bank NY 3.742%, VAR United States Secured Overnight Financing Rate + 2.257%, 01/07/33	750,000	725,164
Discover Bank 4.682%, VAR USD Swap Semi 30/360 5 Yr Curr + 1.730%, 08/09/28	715,000	739,623
E*TRADE Financial 3.800%, 08/24/27	855,000	910,602
First Republic Bank 4.375%, 08/01/46	435,000	497,887
First-Citizens Bank & Trust 4.750%, 02/16/24	655,000	692,729
FS KKR Capital 3.125%, 10/12/28	675,000	650,080
Goldman Sachs Group 4.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.949%(B)	150,000	146,437
0.839%, VAR United States Secured Overnight Financing Rate + 0.790%, 12/09/26	520,000	519,507
Hercules Capital 3.375%, 01/20/27	800,000	791,262
Huntington Bancshares 5.700%, VAR ICE LIBOR USD 3 Month + 2.880%(B)	750,000	753,750
JPMorgan Chase 3.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.850%(B)	660,000	634,504
Legg Mason 5.625%, 01/15/44	830,000	1,082,076
M&T Bank 6.450%, VAR ICE LIBOR USD 3 Month + 3.610%(B)	507,000	532,832
3.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.679%(B)	665,000	625,173
Main Street Capital 5.200%, 05/01/24	555,000	581,688
MSCI 3.250%, 08/15/33(A)	675,000	633,035
National Australia Bank 3.347%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.700%, 01/12/37(A)	750,000	729,787

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Neuberger Berman Group 4.500%, 03/15/27(A)	$970,000	$1,058,923
Nuveen Finance 4.125%, 11/01/24(A)	400,000	421,783
Owl Rock Capital 3.750%, 07/22/25	490,000	498,411
Owl Rock Technology Finance 3.750%, 06/17/26(A)	555,000	560,712
PennantPark Floating Rate Capital 4.250%, 04/01/26	650,000	648,163
PennantPark Investment 4.000%, 11/01/26	750,000	740,548
Prospect Capital 6.375%, 01/15/24	200,000	212,509
5.875%, 03/15/23	380,000	393,475
Raymond James Financial 3.750%, 04/01/51	790,000	829,506
Santander Holdings USA 3.450%, 06/02/25	200,000	206,282
2.490%, VAR United States Secured Overnight Financing Rate + 1.249%, 01/06/28	750,000	738,463
Sixth Street Specialty Lending 4.500%, 01/22/23	370,000	378,178
3.875%, 11/01/24	115,000	118,902
Stifel Financial 4.250%, 07/18/24	445,000	468,019
Synchrony Financial 4.250%, 08/15/24	600,000	627,439
Synovus Financial 5.900%, VAR USD Swap Semi 30/360 5 Yr Curr + 3.379%, 02/07/29	605,000	641,521
Texas Capital Bancshares 4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.150%, 05/06/31	825,000	850,469
Truist Financial 5.050%, VAR ICE LIBOR USD 3 Month + 3.102%(B)	740,000	732,600
UBS Group 3.179%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/43(A) .	750,000	722,436
Willis North America 3.600%, 05/15/24	415,000	430,286
Zions Bancorp 3.250%, 10/29/29	750,000	758,369

		35,675,964

INDUSTRIALS — 6.0%
American Airlines Pass-Through Trust, Ser 2015-1 3.700%, 05/01/23	259,232	255,519

2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Ashtead Capital 1.500%, 08/12/26(A)	$650,000	$626,354
Aviation Capital Group 4.375%, 01/30/24(A)	390,000	403,588
Canadian Pacific Railway 3.100%, 12/02/51	1,070,000	1,021,626
Daimler Trucks Finance North America 2.500%, 12/14/31(A)	1,450,000	1,383,500
Delta Air Lines 4.500%, 10/20/25(A)	540,000	560,238
2.900%, 10/28/24	455,000	449,176
Flowserve 2.800%, 01/15/32	675,000	635,404
Howmet Aerospace 3.000%, 01/15/29	665,000	629,835
Masco 6.500%, 08/15/32	317,000	405,166
Northern Group Housing 5.605%, 08/15/33(A)	540,135	590,694
Parker-Hannifin 4.000%, 06/14/49	425,000	466,987
Roper Technologies 2.950%, 09/15/29	420,000	424,098
Teledyne Technologies 2.250%, 04/01/28	590,000	578,396
Westinghouse Air Brake Technologies 3.200%, 06/15/25	530,000	542,648

		8,973,229

INFORMATION TECHNOLOGY — 2.2%
Infor 1.750%, 07/15/25(A)	335,000	326,701
Microsoft 2.921%, 03/17/52	450,000	439,959
NXP BV 5.550%, 12/01/28(A)	390,000	454,315
Oracle 2.875%, 03/25/31	600,000	579,089
VMware 1.800%, 08/15/28	975,000	923,617
Vontier 1.800%, 04/01/26	590,000	567,002

		3,290,683

MATERIALS — 2.8%
Anglo American Capital 4.500%, 03/15/28(A)	525,000	568,629
Berry Global 1.650%, 01/15/27	625,000	592,012
CF Industries 4.500%, 12/01/26(A)	520,000	564,571

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
International Flavors & Fragrances 3.468%, 12/01/50(A)	$540,000	$529,702
Sealed Air 1.573%, 10/15/26(A)	1,000,000	954,281
Silgan Holdings 1.400%, 04/01/26(A)	585,000	558,675
Vulcan Materials 4.500%, 04/01/25	400,000	428,058

		4,195,928

REAL ESTATE — 2.4%
Alexandria Real Estate Equities 2.000%, 05/18/32	745,000	690,751
Extra Space Storage 2.350%, 03/15/32	730,000	684,710
Safehold Operating Partnership 2.850%, 01/15/32	700,000	666,795
STORE Capital 4.500%, 03/15/28	380,000	412,054
UDR 3.000%, 08/15/31	560,000	564,955
Vornado Realty 3.500%, 01/15/25	565,000	583,229

		3,602,494

UTILITIES — 3.3%
DPL 4.350%, 04/15/29	425,000	435,096
Duquesne Light Holdings 2.532%, 10/01/30(A)	540,000	513,507
Emera US Finance 4.750%, 06/15/46	410,000	459,740
IPALCO Enterprises 3.700%, 09/01/24	435,000	452,014
Jersey Central Power & Light 2.750%, 03/01/32(A)	670,000	660,271
Monongahela Power 3.550%, 05/15/27(A)	550,000	580,542
NextEra Energy Capital Holdings 1.900%, 06/15/28	1,230,000	1,192,066
NiSource 5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.843%(B)	385,000	391,737
Spire 3.543%, 02/27/24	250,000	252,462

		4,937,435

Total Corporate Obligations (Cost $74,988,265)		74,901,309

U.S. TREASURY OBLIGATIONS — 18.3%
U.S. Treasury Bonds 3.750%, 08/15/41	4,900,000	6,161,941

3

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2022 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
3.000%, 05/15/45	$1,725,000	$1,980,785
2.250%, 08/15/46	4,100,000	4,154,293
1.875%, 11/15/51	1,300,000	1,232,563
1.250%, 05/15/50	1,850,000	1,504,643
U.S. Treasury Notes 1.375%, 11/15/31	2,000,000	1,927,188
0.625%, 05/15/30	1,000,000	913,242
0.250%, 05/15/24	9,500,000	9,286,250
0.250%, 09/30/25	400,000	382,359

Total U.S. Treasury Obligations (Cost $27,604,473)		27,543,264

ASSET-BACKED SECURITIES — 11.1%

American Homes 4 Rent Trust, Ser 2014-SFR3, Cl B 4.201%, 12/17/36 (A)	285,000	294,369
Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl C 1.750%, 06/21/27 (A)	500,000	492,679
Benefit Street Partners CLO II, Ser 2021-IIA, Cl A2R2 1.691%, VAR ICE LIBOR USD 3 Month + 1.450%, 07/15/29 (A)	585,000	584,706
CARS-DB4, Ser 2020-1A, Cl A6 3.810%, 02/15/50 (A)	747,656	778,458
Cerberus Loan Funding XXVII, Ser 2019-2A, Cl A2 3.500%, 01/15/32 (A)	590,000	591,776
CoreVest American Finance Trust, Ser 2018-1, Cl A 3.804%, 06/15/51 (A)	147,884	149,499
DataBank Issuer, Ser 2021-2A, Cl A2 2.400%, 10/25/51 (A)	680,000	665,110
ExteNet, Ser 2019-1A, Cl A2 3.204%, 07/26/49 (A)	720,000	727,367
FOCUS Brands Funding, Ser 2018-1, Cl A2 5.184%, 10/30/48 (A)	677,250	700,549
Ford Credit Auto Owner Trust, Ser 2021-1, Cl C 1.910%, 10/17/33 (A)	495,000	484,791
Golub Capital Partners CLO XLVII, Ser 2020-47A, Cl A2B 3.008%, 05/05/32 (A)	800,000	801,537
Great Lakes CLO V, Ser 2021-5A, Cl B 2.341%, VAR ICE LIBOR USD 3 Month + 2.100%, 04/15/33 (A)	735,000	734,629
MC, Ser 2021-1, Cl A 2.627%, 11/05/35 (A)	694,055	685,580

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1 1.910%, 10/20/61 (A)	$760,000	$740,515
Oak Street Investment Grade Net Lease Fund, Ser 2021-2A, Cl B1 4.080%, 11/20/51 (A)	345,000	345,000
Progress Residential Trust, Ser 2019-SFR2, Cl C 3.545%, 05/17/36 (A)	769,000	766,621
RIN II, Ser 2019-1A, Cl A 1.851%, VAR ICE LIBOR USD 3 Month + 1.650%, 09/10/30 (A)	600,000	600,288
SBA Tower Trust, Ser 2014-2A, Cl C 3.869%, 10/15/49 (A)	850,000	871,273
Silver Point Scf CLO I, Ser 2021- 1A, Cl A2B 2.807%, 10/15/32 (A)	675,000	650,003
Textainer Marine Containers, Ser 2021-3A, Cl A 1.940%, 08/20/46 (A)	966,667	930,743
Tricon American Homes Trust, Ser 2020-SFR2, Cl C 2.032%, 11/17/39 (A)	800,000	753,734
Trinity Rail Leasing, Ser 2021-1A, Cl A 2.260%, 07/19/51 (A)	657,159	644,296
Vantage Data Centers, Ser 2019- 1A, Cl A2 3.188%, 07/15/44 (A)	644,050	654,413
Vault DI Issuer, Ser 2021-1A, Cl A2 2.804%, 07/15/46 (A)	670,000	645,499
VCP CLO II, Ser 2021-2A, Cl B1 2.491%, VAR ICE LIBOR USD 3 Month + 2.250%, 04/15/31 (A)	650,000	649,672
Willis Engine Structured Trust V, Ser 2020-A, Cl A 3.228%, 03/15/45 (A)	710,188	680,943

Total Asset-Backed Securities (Cost $16,794,499)		16,624,050

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 10.0%

FHLMC 4.500%, 12/01/48	170,114	182,847
4.000%, 02/01/47	323,468	345,910
4.000%, 11/01/47	310,996	331,439
4.000%, 11/01/48	117,410	124,110
3.500%, 11/01/44	278,986	295,284
3.500%, 04/01/46	184,152	194,469
3.500%, 07/01/47	381,747	401,547

4

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2022 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value
3.500%, 12/01/48	$243,767	$255,318
3.000%, 02/01/45	293,379	304,302
3.000%, 08/01/45	145,386	150,468
3.000%, 02/01/48	175,859	180,863
3.000%, 04/01/50	640,860	656,626
2.500%, 02/01/30	194,521	199,883
2.000%, 08/01/50	1,199,522	1,172,659
FHLMC REMIC, Ser 2016-4563, Cl VB 3.000%, 05/15/39	309,729	313,004
FHLMC STACR REMIC Trust, Ser 2020-DNA3, Cl M2 3.108%, VAR ICE LIBOR USD 1 Month + 3.000%, 06/25/50(A)	23,579	23,609
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A 3.443%, 02/25/43(C)	91,772	96,837
FNMA 4.500%, 02/01/41	426,775	467,525
4.500%, 03/01/48	295,722	316,843
4.000%, 03/01/35	124,813	133,567
4.000%, 01/01/42	299,204	322,202
4.000%, 05/01/49	370,687	393,258
3.500%, 02/01/47	306,125	325,739
3.500%, 12/01/47	161,989	170,076
3.500%, 08/01/48	165,227	172,823
3.500%, 03/01/49	275,358	290,277
3.500%, 06/01/49	548,079	579,040
3.500%, 07/01/50	1,079,585	1,125,607
3.000%, 10/01/48	309,165	307,126
3.000%, 02/01/50	444,587	455,886
2.500%, 12/01/49	400,388	400,266
2.500%, 09/01/50	813,150	813,058
2.500%, 06/01/51	1,292,657	1,292,710
2.000%, 10/01/50	992,055	969,849
2.000%, 02/01/51	714,385	698,154
GNMA 4.000%, 07/20/48	132,349	139,177
3.500%, 06/20/48	374,516	391,299

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $15,130,067)		14,993,657

MORTGAGE-BACKED SECURITIES — 5.8%
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl C 1.506%, VAR ICE LIBOR USD 1 Month + 1.400%, 10/15/37 (A)	259,065	257,923
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3 4.095%, 09/10/46	218,080	224,916

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
CSMC Trust, Ser 2013-IVR3, Cl A2 3.000%, 05/25/43 (A)(C)	$160,357	$158,746
CSMC Trust, Ser 2015-2, Cl A18 3.500%, 02/25/45 (A)(C)	178,347	178,455
First Republic Mortgage Trust, Ser 2020-1, Cl A5 2.876%, 04/25/50 (A)(C)	488,439	493,031
FREMF Mortgage Trust, Ser 2012- K21, Cl B 3.932%, 07/25/45 (A)(C)	280,000	282,555
FREMF Mortgage Trust, Ser 2015- K720, Cl C 3.382%, 07/25/22 (A)(C)	475,000	478,880
FREMF Mortgage Trust, Ser 2016- K723, Cl C 3.569%, 11/25/23 (A)(C)	470,000	477,864
FREMF Mortgage Trust, Ser 2017- K65, Cl C 4.073%, 07/25/50 (A)(C)	725,000	762,972
FREMF Mortgage Trust, Ser 2017- K66, Cl C 4.036%, 07/25/27 (A)(C)	175,000	184,006
FREMF Mortgage Trust, Ser 2017- K725, Cl C 3.883%, 02/25/50 (A)(C)	280,000	287,160
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A 6.363%, 02/10/47 (A)(D)	233,629	294,436
GS Mortgage-Backed Securities Trust, Ser 2021-PJ1, Cl A8 2.500%, 05/28/52 (A)(C)	1,415,000	1,397,720
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB 3.540%, 08/15/48	352,494	362,832
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM 2.293%, 07/25/44 (A)(C)	51,283	53,152
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1 2.356%, 06/25/46 (A)(C)	91,531	89,467
JPMorgan Mortgage Trust, Ser 2016-5, Cl B3 2.317%, 12/25/46 (A)(C)	388,956	389,710
Rate Mortgage Trust, Ser 2022-J1, Cl A9 2.500%, 01/25/52 (A)(C)	1,415,000	1,396,870
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV 3.500%, 03/25/58	703,771	745,947
Sequoia Mortgage Trust, Ser 2015- 1, Cl A1 3.500%, 01/25/45 (A)(C)	33,927	34,068

5

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Sequoia Mortgage Trust, Ser 2015- 2, Cl A1 3.500%, 05/25/45 (A)(C)	$63,687	$63,664
Sequoia Mortgage Trust, Ser 2015- 4, Cl A1 3.000%, 11/25/30 (A)(C)	89,914	89,931

Total Mortgage-Backed Securities (Cost $8,609,011)		8,704,305

MUNICIPAL BONDS — 3.4%
California State, City of Riverside, Ser A, RB 3.857%, 06/01/45	780,000	812,264
Camp Pendleton & Quantico Housing, RB 6.165%, 10/01/50 (A)	400,000	499,698
Denver City & County, Housing Authority, Ser 2021-B, RB 3.104%, 02/01/39	300,000	298,631
Grand Parkway Transportation, Ser B, RB 3.216%, 10/01/49	640,000	641,917
Hawaii State, Department of Business Economic Development & Tourism, Ser A-2, RB 3.242%, 01/01/31	135,520	141,952
Massachusetts State, Housing Finance Agency, Ser B, RB 3.350%, 12/01/40	200,000	202,936
New York City, Housing Development, Ser D, RB 3.083%, 11/01/46	900,000	894,645
New York State, Mortgage Agency, Ser 241, RB 2.930%, 10/01/46	700,000	663,274
Rhode Island State, Housing and Mortgage Finance, Ser 1-T, RB 2.993%, 10/01/38	540,000	547,234
Virginia State, Housing Development Authority, Ser C, RB 2.829%, 04/01/41	500,000	493,426

Total Municipal Bonds (Cost $5,182,579)		5,195,977

PREFERRED STOCK — 0.4%
	Shares
FINANCIALS — 0.4% Signature Bank NY, 5.000%	22,200	549,450

Total Preferred Stock (Cost $555,000)		549,450

Total Investments in Securities— 98.8% (Cost $148,863,894)		$148,512,012

Percentages are based on net assets of $150,309,563.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2022 was $47,076,803 and represented 31.3% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR— Variable Rate

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$74,901,309	$—	$74,901,309
U.S. Treasury Obligations	6,572,178	20,971,086	—	27,543,264
Asset-Backed Securities	—	16,624,050	—	16,624,050
U.S. Government Agency Mortgage-Backed Obligations	—	14,993,657	—	14,993,657
Mortgage-Backed Securities	—	8,409,869	294,436	8,704,305
Municipal Bonds	—	5,195,977	—	5,195,977
Preferred Stock	—	549,450	—	549,450

Total Investments in Securities	$6,572,178	$141,645,398	$294,436	$148,512,012

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-001-1400

6

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 57.5%

	Shares	Value
COMMUNICATION SERVICES — 4.4%
Alphabet, Cl A *	55	$148,834
Fox	17,827	723,954
Interpublic Group of Companies	25,994	923,827
Liberty Global PLC *	10,370	280,405
Meta Platforms, Cl A *	182	57,013

		2,134,033

CONSUMER DISCRETIONARY — 6.0%
Advance Auto Parts	415	96,077
Best Buy	3,369	334,474
eBay	1,388	83,377
Ford Motor	26,505	538,051
Lowe’s	833	197,713
PulteGroup	1,691	89,099
Tapestry	1,972	74,837
Target	420	92,581
Whirlpool	4,296	902,976
Williams-Sonoma	3,094	496,711

		2,905,896

CONSUMER STAPLES — 4.5%
Altria Group	18,690	950,947
Clorox	4,717	791,796
Hershey	2,214	436,313

		2,179,056

ENERGY — 0.1%
HollyFrontier	854	30,027

FINANCIALS — 9.6%
American Financial Group	2,293	298,732
Ameriprise Financial	1,789	544,410
Bank of America	3,600	166,104
Berkshire Hathaway, Cl B *	4,247	1,329,396
Discover Financial Services	7,682	889,192
Fidelity National Financial	3,336	167,968
Goldman Sachs Group	534	189,399
JPMorgan Chase	838	124,527
Synchrony Financial	19,702	839,108
US Bancorp	1,921	111,783

		4,660,619

HEALTH CARE — 6.5%
Amgen	2,643	600,331
Bristol-Myers Squibb	1,308	84,876
DaVita *	6,906	748,403
Gilead Sciences	7,147	490,856
Humana	772	303,010
Molina Healthcare *	3,193	927,503

		3,154,979

INDUSTRIALS — 6.3%
Carrier Global	5,138	244,980
CNH Industrial	61,326	927,862
Deere	2,015	758,446
Iveco Group *	7,498	79,773

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Masco	2,519	$159,528
Snap-on	4,336	902,972

		3,073,561

INFORMATION TECHNOLOGY — 18.9%
Akamai Technologies *	7,383	845,723
Apple	5,768	1,008,131
Broadcom	788	461,674
Cisco Systems	8,126	452,374
Keysight Technologies *	4,038	681,695
KLA	476	185,293
Micron Technology	2,144	176,387
Microsoft	2,549	792,688
NetApp	10,383	898,233
Oracle	9,957	808,110
QUALCOMM	3,666	644,336
Seagate Technology Holdings PLC	10,349	1,108,895
Teradyne	2,505	294,162
VMware, Cl A	766	98,416
Xilinx	3,555	688,070

		9,144,187

MATERIALS — 1.2%
Celanese, Cl A	3,155	491,265
Nucor	1,044	105,862

		597,127

Total Common Stock
(Cost $26,055,195)		27,879,485

EXCHANGE TRADED FUNDS — 4.9%

Energy Select Sector SPDR Fund	21,200	1,397,504
iShares U.S. Broker-Dealers &
Securities Exchanges ETF	8,994	962,628

Total Exchange Traded Funds
(Cost $2,035,939)		2,360,132

Total Investments in Securities—62.4%
(Cost $28,091,134)		$30,239,617

SECURITIES SOLD SHORT
COMMON STOCK — (9.5)%
	Shares	Value
COMMUNICATION SERVICES — (0.9)%
Roku, Cl A *	(426)	(69,885)
Walt Disney *	(2,474)	(353,708)

		(423,593)

CONSUMER DISCRETIONARY — (2.5)%
Carvana, Cl A *	(1,273)	(206,302)
Chewy, Cl A *	(6,454)	(307,275)
Farfetch, Cl A *	(15,040)	(326,519)
Las Vegas Sands *	(8,762)	(383,776)

		(1,223,872)

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY — (0.0)%
ConocoPhillips	—	$(21)

HEALTH CARE — (1.3)%
Oak Street Health *	(11,234)	(195,247)
Repligen *	(780)	(154,705)
Teladoc Health *	(3,955)	(303,388)

		(653,340)

INDUSTRIALS — (1.4)%
Clarivate PLC *	(8,940)	(147,152)
Plug Power *	(10,378)	(226,967)
Sunrun *	(3,818)	(99,001)
Uber Technologies *	(5,788)	(216,471)

		(689,591)

INFORMATION TECHNOLOGY — (3.4)%
Affirm Holdings, Cl A *	(1,433)	(91,812)
Black Knight *	(4,432)	(330,627)
Coupa Software *	(588)	(78,951)
DocuSign, Cl A *	(492)	(61,879)
RingCentral, Cl A *	(2,360)	(416,517)
SolarEdge Technologies *	(837)	(199,390)
Twilio, Cl A *	(718)	(147,994)
Unity Software *	(1,301)	(136,800)
Wolfspeed *	(1,688)	(159,077)

		(1,623,047)

Total Common Stock
(Proceeds $7,521,823)		(4,613,464)

EXCHANGE TRADED FUNDS — (25.9)%

ARK Fintech Innovation ETF	(54,714)	(1,778,205)
ARK Innovation ETF	(22,412)	(1,690,537)
ARK Next Generation Internet
ETF	(16,875)	(1,600,594)
iShares Core S&P Small-Cap ETF	(34,640)	(3,680,500)
iShares Russell 3000 ETF	(14,469)	(3,779,013)

Total Exchange Traded Funds
(Proceeds $14,931,623)		(12,528,849)

Total Securities Sold Short— (35.4)%
(Proceeds $22,453,446)		$(17,142,313)

PURCHASED OPTIONS*(A) — 0.5%
	Contracts	Value

Total Purchased Options
(Cost $225,041)	171	$224,446

2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JANUARY 31, 2022 (Unaudited)

A list of the open exchange traded options contracts held by the Fund at January 31, 2022 is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.5%
Put Options
iShares Russell 2000 ETF*	124	$2,495,376	$155.00	01/21/23	$81,096
SPDR S&P 500 ETF Trust*	47	2,114,577	430.00	01/21/23	143,350

		$4,609,953			$224,446

TOTAL PURCHASED OPTIONS
(Cost $225,041)		$4,609,953			$224,446

Percentages are based on Net Assets of $48,445,342.

*	Non-income producing security.
(A)	Refer to table below for details on Options Contracts.

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR— Standard & Poor’s Depositary Receipt

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried and other financial instruments at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$27,879,485	$—	$—	$27,879,485
Exchange Traded Funds	2,360,132	—	—	2,360,132

Total Investments in Securities	$30,239,617	$—	$—	$30,239,617

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(4,613,464)	$—	$—	$(4,613,464)
Exchange Traded Funds	(12,528,849)	—	—	(12,528,849)

Total Securities Sold Short	$(17,142,313)	$—	$—	$(17,142,313)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$224,446	$—	$—	$224,446

Total Other Financial Instruments	$224,446	$—	$—	$224,446

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-007-0500

3

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%
	Shares	Value
COMMUNICATION SERVICES — 4.7%
Alphabet, Cl A *	1,179	$3,190,457
Electronic Arts	12,284	1,629,595
Meta Platforms, Cl A *	4,041	1,265,884

		6,085,936

CONSUMER DISCRETIONARY — 5.6%
Garmin	8,237	1,024,848
General Motors *	33,778	1,781,114
Lennar, Cl A	19,925	1,914,992
Target	11,066	2,439,278

		7,160,232

CONSUMER STAPLES — 7.3%
Colgate-Palmolive	23,957	1,975,255
Flowers Foods	28,988	815,432
General Mills	31,413	2,157,445
PepsiCo	11,757	2,040,075
Procter & Gamble	14,991	2,405,306

		9,393,513

ENERGY — 7.6%
Canadian Natural Resources	57,705	2,938,339
ConocoPhillips	39,632	3,512,188
Exxon Mobil	16,112	1,223,868
Pioneer Natural Resources	9,509	2,081,425

		9,755,820

FINANCIALS — 23.9%
Allstate	16,100	1,942,787
Ameriprise Financial	8,494	2,584,809
Berkshire Hathaway, Cl B *	14,207	4,447,075
Carlyle Group	25,127	1,282,733
Citigroup	40,310	2,624,987
Citizens Financial Group	41,044	2,112,535
Fifth Third Bancorp	32,314	1,442,174
First Horizon	118,541	2,028,237
Hartford Financial Services Group	34,586	2,485,696
JPMorgan Chase	14,920	2,217,112
Morgan Stanley	27,398	2,809,391
Prudential Financial	18,271	2,038,495
Signature Bank NY	1,998	608,651
State Street	21,659	2,046,775

		30,671,457

HEALTH CARE — 13.3%
Abbott Laboratories	20,735	2,642,883
Bristol-Myers Squibb	40,255	2,612,147
Catalent *	14,694	1,527,147
DaVita *	15,117	1,638,229
DENTSPLY SIRONA	30,329	1,620,175
Exact Sciences *	15,858	1,210,917
Quest Diagnostics	15,767	2,128,860
Regeneron Pharmaceuticals *	4,031	2,453,226
Select Medical Holdings	53,263	1,237,299

		17,070,883

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 10.3%
AECOM	34,111	$2,358,093
CSX	62,060	2,123,693
Cummins	7,559	1,669,632
ManpowerGroup	17,557	1,841,203
Oshkosh	17,650	2,008,746
Quanta Services	19,772	2,030,980
United Rentals *	3,922	1,255,511

		13,287,858

INFORMATION TECHNOLOGY — 6.8%
Dell Technologies, Cl C *	34,993	1,987,952
Intel	25,475	1,243,689
Lam Research	2,966	1,749,703
Microsoft	4,154	1,291,811
salesforce.com *	6,165	1,434,164
Visa, Cl A	4,779	1,080,866

		8,788,185

MATERIALS — 3.7%
Mosaic	32,340	1,291,983
Sealed Air	37,594	2,553,384
Steel Dynamics	16,116	894,760

		4,740,127

REAL ESTATE — 7.1%
Alexandria Real Estate Equities ‡	8,715	1,698,031
American Tower ‡	4,832	1,215,248
Extra Space Storage ‡	10,446	2,070,293
Invitation Homes ‡	45,998	1,930,996
Lamar Advertising, Cl A ‡	19,992	2,214,314

		9,128,882

UTILITIES — 6.8%
Entergy	15,819	1,768,090
Exelon	41,949	2,430,945
FirstEnergy	33,943	1,424,248
Fortis	32,684	1,553,471
Vistra	68,038	1,483,909

		8,660,663

Total Common Stock (Cost $100,883,325)		124,743,556

Total Investments in Securities—97.1% (Cost $100,883,325)		$124,743,556

Percentages are based on Net Assets of $128,496,616.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND JANUARY 31, 2022 (Unaudited)

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-004-1400

2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%#
	Shares	Value
COMMUNICATION SERVICES — 13.1%
Alphabet, Cl A *	2,286	$6,186,076
Charter Communications, Cl A *	1,287	763,629
Match Group *	9,672	1,090,034
Meta Platforms, Cl A *	19,798	6,201,921
Netflix *	1,940	828,652
Pinterest, Cl A *	21,331	630,544
ROBLOX, Cl A *	14,571	959,646
Roku, Cl A *	3,660	600,423

		17,260,925

CONSUMER DISCRETIONARY — 17.4%
Darden Restaurants	10,843	1,516,610
Deckers Outdoor *	4,018	1,286,684
Etsy *	8,104	1,272,976
Expedia Group *	3,630	665,343
Lithia Motors, Cl A	4,866	1,421,505
Lowe’s	13,908	3,301,064
Lululemon Athletica *	3,824	1,276,298
Marriott International, Cl A *	15,103	2,433,395
MercadoLibre *	1,098	1,243,002
Target	9,051	1,995,112
Tesla *	4,122	3,861,160
Tractor Supply	3,546	774,127
Ulta Beauty *	5,063	1,841,616

		22,888,892

CONSUMER STAPLES — 2.8%
BJ’s Wholesale Club Holdings *	29,072	1,787,056
Monster Beverage *	21,451	1,860,231

		3,647,287

FINANCIALS — 2.4%
American Express	12,886	2,317,160
SoFi Technologies *	69,245	864,178

		3,181,338

HEALTH CARE — 8.0%
Abbott Laboratories	18,593	2,369,864
Align Technology *	3,237	1,602,185
Catalent *	6,012	624,827
Exact Sciences *	8,231	628,519
Natera *	10,249	724,092
Regeneron Pharmaceuticals *	1,120	681,621
Seagen *	4,702	632,466
Syneos Health, Cl A *	14,847	1,344,544
Zoetis, Cl A	9,380	1,874,030

		10,482,148

INDUSTRIALS — 6.0%
Caterpillar	10,351	2,086,348
FedEx	7,319	1,799,449
Generac Holdings *	4,141	1,169,336
Howmet Aerospace	45,784	1,423,425
Waste Management	9,099	1,368,854

		7,847,412

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — 45.1%
Accenture PLC, Cl A	7,469	$2,640,889
Adobe *	4,983	2,662,417
Apple	91,174	15,935,392
DocuSign, Cl A *	2,663	334,925
Dynatrace *	18,517	1,015,843
Five9 *	6,761	849,858
Intuit	867	481,384
KLA	2,011	782,822
Mastercard, Cl A	8,472	3,273,411
Microchip Technology	23,616	1,829,768
Microsoft	48,555	15,099,634
NVIDIA	14,526	3,556,836
ON Semiconductor *	23,158	1,366,322
Paycom Software *	1,622	543,857
PayPal Holdings *	12,680	2,180,199
QUALCOMM	18,030	3,168,953
salesforce.com *	5,795	1,348,091
ServiceNow *	3,664	2,146,298

		59,216,899

MATERIALS — 1.0%
Chemours	19,587	640,691
Linde PLC	2,011	640,865

		1,281,556

REAL ESTATE — 1.7%
American Tower ‡	8,951	2,251,176

Total Common Stock (Cost $105,136,906)		128,057,633

Total Investments in Securities—97.5%
(Cost $105,136,906)		$128,057,633

Percentages are based on Net Assets of $131,312,266.

*	Non-income producing security.

‡	Real Estate Investment Trust.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

PLC — Public Limited Company

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-003-1400

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%
	Shares	Value
COMMUNICATION SERVICES — 2.3%
Cars.com *	67,784	$1,056,075
Magnite *	53,526	726,348
TechTarget *	12,720	1,054,997

		2,837,420

CONSUMER DISCRETIONARY — 9.8%
Adient PLC *	18,505	776,655
Bally’s *	18,824	672,770
Bloomin’ Brands *	41,037	834,282
Boot Barn Holdings *	12,528	1,152,200
Boyd Gaming	19,009	1,130,275
Dana	42,705	924,990
Deckers Outdoor *	1,789	572,891
Hibbett	9,804	604,417
KB Home	47,978	2,027,070
Lovesac *	10,578	569,625
Revolve Group, Cl A *	16,843	830,697
Ruth’s Hospitality Group	41,548	832,206
YETI Holdings *	8,533	559,594
Zumiez *	17,321	778,579

		12,266,251

CONSUMER STAPLES — 2.8%
BJ’s Wholesale Club Holdings *	21,605	1,328,059
Darling Ingredients *	15,542	991,113
MGP Ingredients	15,053	1,138,910

		3,458,082

ENERGY — 5.2%
Civitas Resources	29,950	1,632,275
Crescent Point Energy	158,838	1,022,917
Magnolia Oil & Gas, Cl A	54,930	1,188,136
PDC Energy	45,076	2,671,655

		6,514,983

FINANCIALS — 18.6%
Cohen & Steers	10,003	835,551
ConnectOne Bancorp	33,731	1,079,729
Customers Bancorp *	15,281	890,882
Essent Group	17,638	804,998
First Internet Bancorp	21,975	1,104,463
Flagstar Bancorp	21,763	984,776
Focus Financial Partners, Cl A *	20,326	1,023,617
Hilltop Holdings	33,788	1,116,018
Home BancShares	45,717	1,077,093
Investors Bancorp	154,422	2,520,167
Merchants Bancorp	22,532	656,793
Metropolitan Bank Holding *	8,405	840,500
OFG Bancorp	40,240	1,113,441
Old Second Bancorp	80,051	1,075,085
PacWest Bancorp	19,541	907,289
Piper Sandler	6,668	1,028,339
QCR Holdings	21,953	1,252,199
SiriusPoint *	64,344	544,994

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Stewart Information Services	12,373	$883,803
Stifel Financial	15,631	1,170,762
United Community Banks	33,344	1,180,044
Wintrust Financial	12,038	1,180,567

		23,271,110

HEALTH CARE — 13.8%
Accolade *	22,883	437,065
Accuray *	144,621	527,867
Apellis Pharmaceuticals *	6,856	276,091
Castle Biosciences *	9,588	414,681
CONMED	8,885	1,222,398
Editas Medicine, Cl A *	9,580	182,403
Ensign Group	13,231	998,014
Fate Therapeutics *	10,738	445,734
Halozyme Therapeutics *	21,573	746,642
Heron Therapeutics *	35,316	307,602
Inmode *	18,226	879,040
Insmed *	26,559	602,358
Integer Holdings *	9,802	768,575
Invitae *	47,527	534,203
Kala Pharmaceuticals *	101,148	89,486
LHC Group *	6,424	797,218
Merit Medical Systems *	12,964	718,854
Natera *	11,781	832,328
NuVasive *	29,630	1,541,056
PTC Therapeutics *	10,483	421,626
Shockwave Medical *	5,049	731,954
Surface Oncology *	48,467	181,751
TG Therapeutics *	16,312	188,730
Varex Imaging *	54,614	1,425,425
Vericel *	33,612	1,195,915
Vocera Communications *	9,652	762,605

		17,229,621

INDUSTRIALS — 16.2%
Altra Industrial Motion	32,928	1,589,764
ASGN *	21,376	2,455,461
Atkore *	10,259	1,105,715
Comfort Systems USA	12,356	1,109,322
CSW Industrials	8,405	932,955
Great Lakes Dredge & Dock *	61,822	846,343
H&E Equipment Services	23,288	969,479
Helios Technologies	7,830	600,013
Herc Holdings	6,519	1,045,974
Maxar Technologies	16,116	419,177
McGrath RentCorp	13,587	1,035,465
MillerKnoll	23,033	889,534
MYR Group *	10,913	1,026,149
Schneider National, Cl B	40,973	1,048,909
Shyft Group	20,614	864,551
Stantec	20,390	1,081,690
Sterling Construction *	42,242	1,073,369
Triton International	19,257	1,163,508

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
WESCO International *	7,894	$962,200

		20,219,578

INFORMATION TECHNOLOGY — 12.8%
Corsair Gaming *	35,731	698,184
DigitalOcean Holdings *	12,368	709,181
FormFactor *	25,344	1,083,203
Ichor Holdings *	38,876	1,649,120
Itron *	11,696	725,152
LivePerson *	19,783	590,918
MACOM Technology Solutions Holdings *	15,564	952,672
Mitek Systems *	40,334	660,268
Perficient *	6,834	716,340
Plantronics *	22,018	586,780
Rapid7 *	10,131	975,919
Repay Holdings, Cl A *	42,859	766,748
Sapiens International	28,924	920,940
Silicon Laboratories *	8,245	1,361,992
Sprout Social, Cl A *	7,414	510,454
SPS Commerce *	6,519	807,378
Viavi Solutions *	48,484	798,047
Workiva, Cl A *	7,766	918,562
Xperi Holding	35,596	600,505

		16,032,363

MATERIALS — 4.6%
Allegheny Technologies *	46,226	845,474
Greif, Cl A	16,051	949,577
Summit Materials, Cl A *	65,042	2,312,894
Tronox Holdings PLC	72,865	1,654,036

		5,761,981

REAL ESTATE — 8.4%
Armada Hoffler Properties ‡	59,236	831,081
Corporate Office Properties Trust ‡	40,255	1,016,841
Gladstone Land ‡	29,663	904,128
Independence Realty Trust ‡	45,196	1,039,056
National Storage Affiliates Trust ‡.	43,087	2,652,436
Plymouth Industrial ‡	39,399	1,132,721
STAG Industrial ‡	24,300	1,038,339
UMH Properties ‡	82,869	1,955,708

		10,570,310

UTILITIES — 2.0%
Clearway Energy, Cl C	55,384	1,865,333
Southwest Gas Holdings	9,200	627,256

		2,492,589

Total Common Stock
(Cost $99,166,989)		120,654,288

Total Investments in Securities—96.5%
(Cost $99,166,989)		$120,654,288

Percentages are based on Net Assets of $125,067,541.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-005-1400

2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.6%#

	Shares	Value

COMMUNICATION SERVICES — 10.3%
Activision Blizzard	1,100	$86,911
Advantage Solutions *	115	837
Alphabet, Cl A *	454	1,228,556
Alphabet, Cl C *	422	1,145,295
Altice USA, Cl A *	308	4,441
AMC Entertainment Holdings,
Cl A *	736	11,820
AMC Networks, Cl A *	38	1,620
Angi, Cl A *	113	970
Anterix *	22	1,128
AT&T	10,774	274,737
ATN International	14	556
Audacy, Cl A *	168	407
Bandwidth, Cl A *	30	1,878
Boston Omaha, Cl A *	36	950
Cable One	6	9,268
Cardlytics *	42	2,818
Cargurus, Cl A *	118	3,764
Cars.com *	91	1,418
Charter Communications, Cl A *	192	113,921
Cinemark Holdings *	152	2,295
Clear Channel Outdoor Holdings,
Cl A *	667	2,041
Cogent Communications Holdings	62	3,944
Comcast, Cl A	6,867	343,281
comScore *	97	294
Consolidated Communications
Holdings *	104	748
CuriosityStream *	38	168
Daily Journal *	1	324
Discovery, Cl A *	236	6,587
DISH Network, Cl A *	357	11,210
EchoStar, Cl A *	51	1,208
Electronic Arts	407	53,993
Endeavor Group Holdings, Cl A *	212	6,650
Eventbrite, Cl A *	104	1,490
EverQuote, Cl A *	25	411
EW Scripps, Cl A *	82	1,681
Fox	478	19,412
fuboTV *	170	1,826
Gannett *	194	943
Globalstar *	1,058	1,132
Gogo *	60	747
Gray Television	112	2,335
IAC *	113	15,429
IDT, Cl B *	27	1,013
iHeartMedia *	156	3,143
Interpublic Group of Companies	597	21,217
Iridium Communications *	167	5,992
John Wiley & Sons, Cl A	57	2,893
Liberty Broadband, Cl C *	216	32,057

COMMON STOCK — continued

	Shares	Value

COMMUNICATION SERVICES— continued
Liberty TripAdvisor Holdings, Cl A *	98	$221
Live Nation Entertainment *	229	25,078
Loyalty Ventures *	27	780
Lumen Technologies	1,689	20,876
Madison Square Garden
Entertainment *	34	2,408
Madison Square Garden Sports *	20	3,321
Magnite *	163	2,212
Marcus *	29	489
Match Group *	403	45,418
MediaAlpha, Cl A *	28	416
Meta Platforms, Cl A *	3,553	1,113,013
National CineMedia	115	304
Netflix *	658	281,058
New York Times, Cl A	236	9,447
News	559	12,432
Nexstar Media Group, Cl A	53	8,765
NII Holdings *(A)	46	100
Omnicom Group	318	23,964
Ooma *	28	505
Pinterest, Cl A *	824	24,357
PubMatic, Cl A *	23	565
QuinStreet *	70	1,126
Radius Global Infrastructure, Cl A *	101	1,390
Roku, Cl A *	175	28,709
Scholastic	38	1,559
Shenandoah Telecommunications .	69	1,571
Sinclair Broadcast Group, Cl A	70	1,924
Sirius XM Holdings	1,262	8,026
Skillz, Cl A *	348	1,674
Snap, Cl A *	1,615	52,552
Take-Two Interactive Software *	165	26,951
TechTarget *	33	2,737
TEGNA	317	6,137
Telephone and Data Systems	144	2,851
Telesat *	21	476
Thryv Holdings *	38	1,232
T-Mobile US *	894	96,704
TripAdvisor *	138	3,747
TrueCar *	121	416
Twitter *	1,172	43,962
United States Cellular *	20	612
Verizon Communications	6,252	332,794
Vimeo *	205	3,003
Walt Disney *	2,741	391,881
Warner Music Group, Cl A	147	6,248
WideOpenWest *	75	1,396
World Wrestling Entertainment,
Cl A	59	2,946
Yelp, Cl A *	101	3,489

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

COMMUNICATION SERVICES— continued
Ziff Davis *	67	$7,039
ZoomInfo Technologies, Cl A *	42	2,220
Zynga, Cl A *	1,474	13,369

		6,060,229

CONSUMER DISCRETIONARY — 9.5%
1-800-Flowers.com, Cl A *	37	630
Aaron’s	42	889
Abercrombie & Fitch, Cl A *	83	3,237
Academy Sports & Outdoors *	121	4,707
Accel Entertainment, Cl A *	94	1,185
Acushnet Holdings	45	2,102
Adient PLC *	133	5,582
Adtalem Global Education *	69	2,030
Advance Auto Parts	95	21,993
Airbnb, Cl A *	453	69,748
American Axle & Manufacturing
Holdings *	157	1,278
American Eagle Outfitters	221	5,045
American Outdoor Brands *	18	298
American Public Education *	23	492
America’s Car-Mart *	8	759
Aramark	366	12,550
Arcimoto *	37	226
Arko	101	830
Asbury Automotive Group *	25	4,024
Aterian *	42	136
AutoNation *	53	5,777
AutoZone *	29	57,604
Bally’s *	69	2,466
Barnes & Noble Education *	38	229
Bassett Furniture Industries	12	223
Bath & Body Works	389	21,811
Beazer Homes USA *	38	693
Bed Bath & Beyond *	141	2,290
Best Buy	332	32,961
Big 5 Sporting Goods	27	532
Big Lots	40	1,676
BJ’s Restaurants *	27	812
Bloomin’ Brands	118	2,399
Bluegreen Vacations Holding, Cl A *	19	569
Booking Holdings *	57	139,999
Boot Barn Holdings *	38	3,495
BorgWarner	361	15,830
Boyd Gaming	117	6,957
Bright Horizons Family Solutions *	86	11,043
Brinker International *	59	1,959
Brunswick	111	10,078
Buckle	39	1,468
Burlington Stores *	101	23,930
Caesars Entertainment *	307	23,375
Caleres	48	1,151

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Callaway Golf *	192	$4,581
Camping World Holdings, Cl A	55	1,826
Canoo *	143	875
Capri Holdings *	213	12,795
CarLotz *	95	193
CarMax *	244	27,126
Carnival *	1,277	25,297
CarParts.com *	55	506
Carriage Services, Cl A	21	1,057
Carter’s	62	5,773
Carvana, Cl A *	124	20,095
Cato, Cl A	25	413
Cavco Industries *	11	2,964
Century Casinos *	35	348
Century Communities	39	2,568
Cheesecake Factory *	70	2,498
Chegg *	204	5,400
Chewy, Cl A *	127	6,046
Chico’s FAS *	170	801
Children’s Place *	18	1,274
Chipotle Mexican Grill, Cl A *	39	57,938
Choice Hotels International	47	6,740
Churchill Downs	45	9,464
Chuy’s Holdings *	26	655
Citi Trends *	12	585
Clarus	29	653
Columbia Sportswear	47	4,365
Container Store Group *	40	408
Cooper-Standard Holdings *	22	453
Coursera *	114	2,315
Cracker Barrel Old Country Store	30	3,574
Crocs *	82	8,415
Dana	208	4,505
Darden Restaurants	195	27,275
Dave & Buster’s Entertainment *	68	2,434
Deckers Outdoor *	36	11,528
Del Taco Restaurants	40	499
Denny’s *	89	1,380
Designer Brands, Cl A *	85	1,119
Dick’s Sporting Goods	90	10,386
Dillard’s, Cl A	15	3,806
Dine Brands Global	21	1,425
Dollar General	351	73,177
Dollar Tree *	335	43,959
Domino’s Pizza	49	22,278
DoorDash, Cl A *	254	28,826
Dorman Products *	35	3,277
DR Horton	487	43,450
DraftKings, Cl A *	474	10,471
Drive Shack *	120	168
eBay	945	56,766
El Pollo Loco Holdings *	43	574

2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Ethan Allen Interiors	30	$756
Etsy *	190	29,845
Everi Holdings *	127	2,511
Expedia Group *	218	39,957
Fiesta Restaurant Group *	33	313
Fisker *	230	2,716
Five Below *	79	12,956
Flexsteel Industries	8	199
Floor & Decor Holdings, Cl A *	153	16,634
Foot Locker	129	5,764
Ford Motor	5,947	120,724
Fossil Group *	65	721
Fox Factory Holding *	55	7,319
Franchise Group	36	1,803
Frontdoor *	123	4,465
Full House Resorts *	42	371
Funko, Cl A *	31	536
GameStop, Cl A *	90	9,804
Gap	290	5,240
Garmin	226	28,119
General Motors *	2,084	109,889
Genesco *	19	1,222
Genius Brands International *	410	361
Gentex	343	10,770
Gentherm *	43	3,758
Genuine Parts	212	28,245
G-III Apparel Group *	56	1,522
Golden Entertainment *	25	1,125
Golden Nugget Online Gaming *	56	450
Goodyear Tire & Rubber *	403	8,354
GoPro, Cl A *	176	1,559
Graham Holdings, Cl B	5	2,976
Grand Canyon Education *	64	5,356
Green Brick Partners *	69	1,634
Group 1 Automotive	23	3,906
Groupon, Cl A *	32	977
GrowGeneration *	73	616
Guess?	51	1,174
H&R Block	257	5,875
Hanesbrands	500	8,050
Harley-Davidson	221	7,640
Hasbro	193	17,849
Haverty Furniture	22	649
Hayward Holdings *	226	4,450
Helen of Troy *	31	6,489
Hibbett	18	1,110
Hilton Grand Vacations *	127	6,205
Hilton Worldwide Holdings *	413	59,930
Home Depot	1,600	587,168
Hooker Furnishings	15	331
Houghton Mifflin Harcourt *	181	3,260
Hovnanian Enterprises, Cl A *	6	581

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Hyatt Hotels, Cl A *	70	$6,413
Installed Building Products	31	3,435
International Game Technology
PLC	144	3,855
iRobot *	36	2,359
Jack in the Box	28	2,549
JOANN	17	182
Johnson Outdoors, Cl A	11	992
KB Home	123	5,197
Kirkland’s *	16	271
Kohl’s	215	12,838
Kontoor Brands	77	3,795
Lakeland Industries *	10	210
Lands’ End *	19	348
Las Vegas Sands *	498	21,812
Latham Group *	39	651
Laureate Education, Cl A	108	1,366
La-Z-Boy, Cl Z	63	2,313
LCI Industries	32	3,941
Lear	86	14,390
Leggett & Platt	189	7,532
Lennar, Cl A	402	38,636
Leslie’s *	219	4,562
Levi Strauss, Cl A	128	2,807
LGI Homes *	29	3,611
Lindblad Expeditions Holdings *	39	658
Liquidity Services *	35	666
Lithia Motors, Cl A	39	11,393
LKQ	444	24,371
LL Flooring Holdings *	37	534
Lordstown Motors, Cl A *	163	489
Lovesac *	16	862
Lowe’s	1,045	248,031
Luminar Technologies, Cl A *	292	4,275
M/I Homes *	38	2,014
Macy’s	441	11,290
Malibu Boats, Cl A *	27	1,773
MarineMax *	28	1,318
Marriott International, Cl A *	421	67,832
Marriott Vacations Worldwide	52	8,444
MasterCraft Boat Holdings *	24	610
Mattel *	500	10,460
MDC Holdings	82	4,157
Meritage Homes *	48	4,897
MGM Resorts International	587	25,077
Modine Manufacturing *	71	650
Mohawk Industries *	80	12,630
Monarch Casino & Resort *	17	1,052
Monro	43	2,138
Motorcar Parts of America *	24	397
Movado Group	21	778
Murphy USA	31	6,096

3

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
National Vision Holdings *	116	$4,742
Nautilus *	39	199
NIKE, Cl B	1,872	277,187
Noodles, Cl A *	47	395
Nordstrom *	159	3,577
Norwegian Cruise Line Holdings *	527	10,977
NVR *	4	21,309
ODP *	75	3,317
Ollie’s Bargain Outlet Holdings * .	81	3,883
OneWater Marine, Cl A	10	517
O’Reilly Automotive *	101	65,827
Overstock.com *	56	2,685
Oxford Industries	21	1,730
Papa John’s International	47	5,802
Party City Holdco *	150	710
Patrick Industries	29	1,868
Peloton Interactive, Cl A *	371	10,139
Penn National Gaming *	239	10,901
Penske Automotive Group	42	4,268
Perdoceo Education *	97	1,069
Petco Health & Wellness, Cl A *	216	4,050
PetMed Express	25	646
Planet Fitness, Cl A *	119	10,548
Playa Hotels & Resorts *	188	1,434
PLBY Group *	27	429
Polaris	82	9,232
Pool	54	25,718
Porch Group *	106	1,118
Poshmark, Cl A *	43	680
PulteGroup	380	20,022
Purple Innovation, Cl A *	95	790
PVH	102	9,691
QuantumScape, Cl A *	277	4,623
Quotient Technology *	124	882
Qurate Retail	602	4,232
Ralph Lauren, Cl A	69	7,648
RealReal *	122	1,153
Red Robin Gourmet Burgers *	19	280
Red Rock Resorts, Cl A	93	4,140
Regis *	39	58
Rent-A-Center, Cl A	87	3,667
Revolve Group, Cl A *	50	2,466
RH *	25	10,071
Rocky Brands	9	385
Ross Stores	527	51,514
Royal Caribbean Cruises *	331	25,755
Rush Street Interactive *	75	761
Ruth’s Hospitality Group	43	861
Sally Beauty Holdings *	160	2,747
Scientific Games *	131	7,559
SeaWorld Entertainment *	112	6,673
Service International	234	14,443

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Shake Shack, Cl A *	49	$3,237
Shift Technologies *	81	186
Shoe Carnival	23	786
Shutterstock	31	3,006
Signet Jewelers	74	6,374
Six Flags Entertainment *	121	4,778
Skechers USA, Cl A *	190	7,980
Skyline Champion *	80	5,387
Sleep Number *	30	2,145
Sonic Automotive, Cl A	27	1,377
Sonos *	179	4,514
Sportsman’s Warehouse Holdings *	62	680
Standard Motor Products	26	1,245
Starbucks	1,785	175,501
Stellantis	3,210	61,921
Steven Madden	111	4,567
Stitch Fix, Cl A *	108	1,774
Stoneridge *	34	642
Strategic Education	31	1,849
Stride *	54	1,894
Superior Group of	14	286
Tapestry	402	15,256
Target	737	162,457
Taylor Morrison Home, Cl A *	173	5,309
Tempur Sealy International	278	11,067
Tenneco, Cl A *	115	1,208
Terminix Global Holdings *	179	7,722
Tesla *	1,211	1,134,368
Texas Roadhouse, Cl A	96	8,197
Thor Industries	76	7,189
Tilly’s, Cl A	36	475
TJX	1,820	130,985
Toll Brothers	164	9,671
TopBuild *	43	10,004
Tractor Supply	172	37,549
Travel + Leisure	121	6,873
TRI Pointe Group *	157	3,738
Tupperware Brands *	67	1,033
Ulta Beauty *	81	29,463
Under Armour, Cl A *	270	5,084
Unifi *	22	418
Universal Electronics *	17	603
Urban Outfitters *	86	2,470
Vail Resorts	52	14,409
Vera Bradley *	33	270
VF	557	36,322
Vista Outdoor *	81	3,125
Visteon *	36	3,654
Vivint Smart Home *	47	338
VOXX International, Cl A *	19	210
Vroom *	167	1,339
Vuzix *	85	555

4

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Waitr Holdings *	143	$80
Wayfair, Cl A *	108	16,839
Wendy’s	296	6,817
Whirlpool	90	18,917
Williams-Sonoma	111	17,820
Wingstop	39	5,977
Winmark	4	862
Winnebago Industries	42	2,710
Wolverine World Wide	115	3,046
Workhorse Group *	184	622
WW International *	98	1,235
Wyndham Hotels & Resorts	132	11,081
XL Fleet *	137	293
XPEL *	24	1,497
YETI Holdings *	119	7,804
Yum! Brands	447	55,951
Zumiez *	28	1,259

		5,613,241

CONSUMER STAPLES — 4.3%
22nd Century Group *	229	497
Albertsons, Cl A	93	2,618
Altria Group	2,782	141,548
Andersons	40	1,524
AppHarvest *	91	272
Archer-Daniels-Midland	839	62,925
B&G Foods	91	2,830
Beauty Health *	122	1,732
BellRing Brands, Cl A *	52	1,267
Beyond Meat *	81	5,276
BJ’s Wholesale Club Holdings *	194	11,925
Boston Beer, Cl A *	12	5,050
Brown-Forman, Cl B	464	31,288
Bunge	212	20,958
Calavo Growers	22	911
Cal-Maine Foods	49	1,911
Campbell Soup	290	12,795
Casey’s General Stores	48	9,015
Celsius Holdings *	50	2,387
Central Garden & Pet, Cl A *	53	2,296
Chefs’ Warehouse *	42	1,253
Clorox	185	31,054
Coca-Cola	6,534	398,639
Coca-Cola Consolidated	6	3,438
Colgate-Palmolive	1,272	104,876
Conagra Brands	722	25,097
Constellation Brands, Cl A	233	55,396
Coty, Cl A *	468	3,969
Darling Ingredients *	230	14,667
Duckhorn Portfolio *	30	599
Edgewell Personal Care	78	3,572
elf Beauty *	69	2,040
Energizer Holdings	92	3,460

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
Estee Lauder, Cl A	351	$109,438
Flowers Foods	287	8,073
Fresh Del Monte Produce	49	1,364
Freshpet *	55	5,117
General Mills	913	62,705
Grocery Outlet Holding *	126	3,198
Hain Celestial Group *	138	5,041
Herbalife Nutrition *	146	6,206
Hershey	220	43,355
HF Foods Group *	46	319
Honest *	68	441
Hormel Foods	430	20,412
Hostess Brands, Cl A *	186	3,817
Ingles Markets, Cl A	19	1,462
Ingredion	93	8,807
Inter Parfums	23	2,276
J&J Snack Foods	19	2,882
JM Smucker	160	22,493
John B Sanfilippo & Son	11	870
Kellogg	516	32,508
Keurig Dr Pepper	1,172	44,477
Kimberly-Clark	513	70,615
Kraft Heinz	1,503	53,807
Lamb Weston Holdings	209	13,420
Lancaster Colony	25	3,969
Landec *	38	409
Limoneira	19	282
McCormick	375	37,616
Medifast	15	2,981
MGP Ingredients	17	1,286
Mission Produce *	47	671
Molson Coors Beverage, Cl B	279	13,297
Mondelez International, Cl A	2,108	141,299
Monster Beverage *	562	48,737
National Beverage	31	1,385
NewAge *	191	143
Nu Skin Enterprises, Cl A	71	3,421
PepsiCo	2,096	363,698
Performance Food Group *	216	9,113
Philip Morris International	2,349	241,595
Pilgrim’s Pride *	68	1,902
Post Holdings *	83	8,783
PriceSmart	32	2,285
Reynolds Consumer Products	78	2,361
Sanderson Farms	27	4,968
Seneca Foods, Cl A *	8	374
Simply Good Foods *	121	4,263
SpartanNash	46	1,130
Spectrum Brands Holdings	55	4,916
Sprouts Farmers Market *	163	4,424
Sysco	771	60,254
Tattooed Chef *	69	876

5

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
Tootsie Roll Industries	20	$679
TreeHouse Foods *	79	3,060
Turning Point Brands	24	846
Tyson Foods, Cl A	440	39,992
United Natural Foods *	80	3,102
Universal	31	1,687
US Foods Holding *	307	10,825
USANA Health Sciences *	16	1,529
Utz Brands	82	1,321
Vector Group	190	2,111
Vital Farms *	24	397
WD-40	18	4,001
Weis Markets	21	1,265
Whole Earth Brands *	46	436

		2,527,877

ENERGY — 3.9%
Aemetis *	33	303
Alto Ingredients *	100	518
Antero Midstream	441	4,388
Antero Resources *	395	7,714
APA	568	18,863
Arch Resources	20	1,893
Archrock	195	1,646
Aspen Aerogels *	36	1,069
Baker Hughes, Cl A	1,256	34,465
Berry Petroleum	114	991
Brigham Minerals, Cl A	65	1,407
Bristow Group *	38	1,248
Cactus, Cl A	82	3,974
California Resources	106	4,518
Callon Petroleum *	67	3,312
Centennial Resource Development, Cl A *	263	2,054
ChampionX	288	6,451
Cheniere Energy	378	42,298
Chesapeake Energy	142	9,680
Chevron	2,954	387,949
Civitas Resources	40	2,184
Clean Energy Fuels *	241	1,463
CNX Resources *	309	4,582
Comstock Resources *	116	902
ConocoPhillips	2,021	179,101
CONSOL Energy *	44	957
Continental Resources	93	4,830
Core Laboratories	61	1,627
Coterra Energy	1,221	26,740
Crescent Energy, Cl A *	32	419
CVR Energy	144	2,812
Delek US Holdings *	104	1,614
Denbury *	67	5,034
Devon Energy	971	49,103
DHT Holdings	202	986

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
Diamondback Energy	257	$32,423
DMC Global *	20	807
Dorian LPG	45	535
Dril-Quip *	46	1,163
EOG Resources	879	97,991
Equities	517	10,986
Equitrans Midstream	583	4,728
Expro Group Holdings *	108	1,691
Exxon Mobil	6,472	491,613
FTS International, Cl A *	13	343
Gevo *	280	958
Green Plains *	74	2,260
Gulfport Energy *	27	1,767
Halliburton	1,340	41,192
Helix Energy Solutions Group *	204	720
Helmerich & Payne	151	4,334
Hess	420	38,762
HollyFrontier	232	8,157
International Seaways	72	1,050
Kinder Morgan	2,991	51,924
Laredo Petroleum *	19	1,276
Liberty Oilfield Services, Cl A *	151	1,827
Magnolia Oil & Gas, Cl A	209	4,521
Marathon Oil	1,191	23,189
Marathon Petroleum	970	69,597
Matador Resources	157	7,029
Murphy Oil	211	6,668
Nabors Industries *	10	1,035
National Energy Services Reunited *	97	963
New Fortress Energy, Cl A	88	1,932
Newpark Resources *	128	454
NexTier Oilfield Solutions *	191	1,150
Northern Oil and Gas	76	1,788
NOV	561	9,212
Oasis Petroleum	23	3,115
Occidental Petroleum	1,408	53,039
Oceaneering International *	140	1,824
Oil States International *	84	527
ONEOK	668	40,534
Ovintiv	367	14,240
Par Pacific Holdings *	83	1,170
Patterson-UTI Energy	265	2,639
PBF Energy, Cl A *	137	2,170
PDC Energy	140	8,298
Peabody Energy *	179	1,933
Phillips 66	668	56,640
Pioneer Natural Resources	342	74,860
Plains GP Holdings, Cl A	270	3,113
ProPetro Holding *	109	1,146
Range Resources *	363	6,988
Renewable Energy Group *	70	2,818

6

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
REX American Resources *	7	$675
RPC *	99	585
Schlumberger	2,124	82,985
Select Energy Services, Cl A *	113	754
SM Energy	171	5,610
Solaris Oilfield Infrastructure, Cl A	37	285
Southwestern Energy *	1,432	6,301
Talos Energy *	50	532
Targa Resources	339	20,028
Tellurian *	539	1,353
TETRA Technologies *	164	481
Texas Pacific Land	10	10,750
Tidewater *	51	724
Transocean *	866	2,728
US Silica Holdings *	103	984
Valaris *	107	4,439
Valero Energy	623	51,690
Viper Energy Partners	86	2,325
W&T Offshore *	134	574
Whiting Petroleum *	51	3,787
Williams	1,858	55,629
World Fuel Services	89	2,511

		2,271,924

FINANCIALS — 12.9%
1st Source	23	1,147
ACNB	11	356
Affiliated Managers Group	59	8,626
AGNC Investment ‡	754	11,227
Alerus Financial	20	567
Alleghany *	18	11,952
Allegiance Bancshares	25	1,101
Allstate	447	53,939
Ally Financial	542	25,864
Amalgamated Financial	36	612
A-Mark Precious Metals	11	681
Ambac Financial Group *	60	850
Amerant Bancorp, Cl A	25	850
American Equity Investment Life Holding	132	5,431
American Express	1,169	210,210
American Financial Group	116	15,112
American International Group	1,291	74,555
American National Bankshares	14	529
American National Group	25	4,720
Ameriprise Financial	170	51,733
Ameris Bancorp	95	4,684
AMERISAFE	27	1,418
Ames National	12	292
Annaly Capital Management ‡	2,173	17,167
Apollo Commercial Real Estate Finance ‡	199	2,716

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Apollo Global Management	544	$38,102
Arbor Realty Trust ‡	199	3,484
Arch Capital Group *	580	26,866
Ares Commercial Real Estate ‡	63	925
Ares Management, Cl A	173	13,792
Argo Group International Holdings	45	2,555
ARMOUR Residential ‡	119	1,116
Arrow Financial	20	708
Arthur J Gallagher	310	48,961
Artisan Partners Asset Management, Cl A	91	3,932
AssetMark Financial Holdings *	24	576
Associated Banc-Corp	212	5,067
Assurant	84	12,811
Assured Guaranty	100	5,329
Atlantic Capital Bancshares *	26	783
Atlantic Union Bankshares	111	4,520
Atlanticus Holdings *	9	579
Axis Capital Holdings	111	6,325
Axos Financial *	76	3,914
B. Riley Financial	21	1,293
Banc of California	85	1,642
BancFirst	23	1,724
Bancorp *	72	2,147
Bank First	9	630
Bank of America	12,736	587,639
Bank of Hawaii	58	4,992
Bank of Marin Bancorp	20	746
Bank of New York Mellon	1,300	77,038
Bank OZK	175	8,199
BankUnited	132	5,511
Banner	44	2,733
Bar Harbor Bankshares	19	580
Berkshire Hathaway, Cl B *	1,998	625,414
BGC Partners, Cl A	434	1,831
BlackRock, Cl A	215	176,932
Blackstone, Cl A	1,028	135,665
Blucora *	67	1,087
BOK Financial	39	3,999
Bridgewater Bancshares *	27	480
Brighthouse Financial *	119	6,480
Brightsphere Investment Group	114	2,460
BrightSpire Capital, Cl A ‡	133	1,249
Broadmark Realty Capital ‡	184	1,726
Brookline Bancorp	110	1,881
Brown & Brown	354	23,463
BRP Group, Cl A *	73	2,228
Business First Bancshares	25	686
Byline Bancorp	30	780
Cambridge Bancorp	9	806
Camden National	19	944

7

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Cannae Holdings *	120	$3,584
Capital City Bank Group	17	470
Capital One Financial	669	98,162
Capitol Federal Financial	190	2,115
Capstar Financial Holdings	24	515
Carlyle Group	256	13,069
Carter Bankshares *	34	523
Cathay General Bancorp	107	4,832
Cboe Global Markets	161	19,083
CBTX	24	706
Central Pacific Financial	36	1,048
Charles Schwab	2,540	222,758
Chimera Investment ‡	333	4,828
Chubb	659	130,008
Cincinnati Financial	225	26,512
Citigroup	3,056	199,007
Citizens, Cl A *	64	304
Citizens & Northern	20	502
City Holding	19	1,524
Civista Bancshares	19	458
CME Group, Cl A	543	124,618
CNA Financial	36	1,653
CNB Financial	21	561
Coastal Financial *	13	629
Cohen & Steers	32	2,673
Columbia Banking System	112	3,894
Columbia Financial *	49	1,037
Comerica	196	18,185
Commerce Bancshares	171	11,811
Community Bank System	76	5,428
Community Trust Bancorp	23	1,016
ConnectOne Bancorp	47	1,504
Cowen, Cl A	35	1,109
Credit Acceptance *	13	7,014
CrossFirst Bankshares *	68	1,051
Cullen	85	11,986
Curo Group Holdings	27	387
Customers Bancorp *	39	2,274
Diamond Hill Investment Group	4	747
Dime Community Bancshares	48	1,678
Discover Financial Services	446	51,625
Donegal Group, Cl A	17	244
Donnelley Financial Solutions *	42	1,563
Dynex Capital ‡	46	740
Eagle Bancorp	41	2,459
East West Bancorp	212	18,304
Eastern Bankshares	245	5,216
eHealth *	33	721
Ellington Financial ‡	80	1,422
Employers Holdings	36	1,408
Encore Capital Group *	39	2,515
Enova International *	46	1,853

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Enstar Group *	17	$4,506
Enterprise Bancorp	12	512
Enterprise Financial Services	47	2,328
Equitable Holdings	625	21,025
Equity Bancshares, Cl A	16	513
Erie Indemnity, Cl A	33	6,075
Essent Group	157	7,165
Evercore, Cl A	50	6,241
Everest Re Group	60	17,004
EZCORP, Cl A *	74	442
FactSet Research Systems	51	21,516
Farmers & Merchants Bancorp	13	411
Farmers National Banc	34	593
FB Financial	47	2,092
Federal Agricultural Mortgage, Cl C	12	1,462
Federated Hermes, Cl B	134	4,437
Fidelity National Financial	404	20,341
Fifth Third Bancorp	1,037	46,281
Financial Institutions	20	645
First American Financial	152	11,326
First Bancorp	46	2,020
First Bancorp	12	386
First Bancshares	26	938
First Busey	74	2,063
First Citizens BancShares, Cl A	16	12,216
First Commonwealth Financial	137	2,269
First Financial	15	673
First Financial Bancorp	133	3,353
First Financial Bankshares	185	8,693
First Foundation	52	1,360
First Hawaiian	185	5,245
First Horizon	773	13,226
First Internet Bancorp	11	553
First Interstate BancSystem, Cl A	52	1,911
First Merchants	76	3,225
First Mid Bancshares	20	823
First Midwest Bancorp	163	3,386
First of Long Island	30	657
First Republic Bank	267	46,349
FirstCash Holdings	52	3,624
Flagstar Bancorp	74	3,348
Flushing Financial	38	897
FNB	487	6,292
Focus Financial Partners, Cl A *	75	3,777
Franklin Resources	413	13,204
FS Bancorp	9	299
Fulton Financial	231	4,146
GCM Grosvenor	47	427
Genworth Financial, Cl A *	722	2,816
German American Bancorp	32	1,267
Glacier Bancorp	159	8,257

8

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
GoHealth, Cl A *	163	$450
Goldman Sachs Group	500	177,340
Goosehead Insurance, Cl A	24	2,366
Granite Point Mortgage Trust ‡	77	932
Great Ajax ‡	29	378
Great Southern Bancorp	14	831
Great Western Bancorp	79	2,440
Green Dot, Cl A *	75	2,378
Greenhill	18	300
Guaranty Bancshares	11	391
Hamilton Lane, Cl A	45	4,071
Hancock Whitney	124	6,537
Hanmi Financial	40	1,075
Hanover Insurance Group	46	6,346
HarborOne Bancorp	68	966
Hartford Financial Services Group	525	37,732
HCI Group	8	543
Heartland Financial USA	53	2,758
Heritage Commerce	84	1,047
Heritage Financial	46	1,116
Heritage Insurance Holdings	33	206
Hilltop Holdings	90	2,973
Hingham Institution For Savings The	3	1,163
Home Bancorp	9	350
Home BancShares	217	5,113
HomeStreet	26	1,267
HomeTrust Bancshares	19	591
Hope Bancorp	165	2,764
Horace Mann Educators	54	2,053
Houlihan Lokey, Cl A	73	7,758
Huntington Bancshares	2,206	33,222
Independent Bank	61	5,139
Independent Bank Group	49	3,720
Independent Bank/MI	27	661
Interactive Brokers Group, Cl A	128	8,728
Intercontinental Exchange	839	106,268
International Bancshares	77	3,236
Invesco	655	14,842
Invesco Mortgage Capital ‡	416	1,115
Investors Bancorp	329	5,369
Investors Title	2	400
James River Group Holdings	47	1,331
Jefferies Financial Group	286	10,479
JPMorgan Chase	4,473	664,688
Kearny Financial	100	1,294
Kemper	88	5,278
KeyCorp	1,410	35,335
Kinsale Capital Group	28	5,609
KKR Real Estate Finance Trust ‡	76	1,622
Ladder Capital, Cl A ‡	162	1,926
Lakeland Bancorp	69	1,306

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Lakeland Financial	32	$2,558
Lazard, Cl A	159	6,939
Lemonade *	50	1,597
LendingClub *	137	2,570
LendingTree *	15	1,828
Lincoln National	266	18,615
Live Oak Bancshares	41	2,413
Loews	327	19,509
LPL Financial Holdings	120	20,678
M&T Bank	194	32,860
Macatawa Bank	34	307
Markel *	19	23,422
MarketAxess Holdings	50	17,224
Marsh & McLennan	764	117,381
MBIA *	68	930
Mercantile Bank	19	731
Merchants Bancorp	20	568
Mercury General	35	1,913
Meta Financial Group	40	2,378
Metrocity Bankshares	24	619
MetroMile *	87	144
MFA Financial ‡	569	2,634
MGIC Investment	487	7,393
Midland States Bancorp	28	808
MidWestOne Financial Group	19	607
Moelis, Cl A	90	5,082
Moody’s	280	96,040
Morgan Stanley	2,180	223,537
Morningstar	32	9,197
Mr Cooper Group *	120	4,818
MSCI, Cl A	121	64,871
MVB Financial	14	560
Nasdaq	178	31,899
National Bank Holdings, Cl A	39	1,771
National Western Life Group, Cl A	4	855
Navient	227	3,957
NBT Bancorp	61	2,359
Nelnet, Cl A	23	2,036
New Residential Investment ‡	667	7,104
New York Community Bancorp	656	7,649
New York Mortgage Trust ‡	541	2,029
Nicolet Bankshares *	14	1,303
NMI Holdings, Cl A *	121	2,994
Northern Trust	310	36,158
Northfield Bancorp	65	1,024
Northrim BanCorp	8	352
Northwest Bancshares	174	2,455
OceanFirst Financial	84	1,907
Old National Bancorp	237	4,344
Old Republic International	412	10,560
Old Second Bancorp	35	470
OneMain Holdings, Cl A	157	8,111

9

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Open Lending, Cl A *	145	$2,754
Oportun Financial *	23	414
Oppenheimer Holdings, Cl A	11	466
Orchid Island Capital, Cl A ‡	224	903
Origin Bancorp	28	1,196
Orrstown Financial Services	14	347
Pacific Premier Bancorp	132	5,049
PacWest Bancorp	167	7,754
Palomar Holdings *	31	1,635
Park National	21	2,845
PCSB Financial	18	336
Peapack-Gladstone Financial	22	810
PennyMac Financial Services	69	4,326
PennyMac Mortgage Investment Trust ‡	139	2,477
Peoples Bancorp	37	1,227
Peoples Financial Services	9	457
People’s United Financial	610	11,822
Pinnacle Financial Partners	107	10,348
Piper Sandler	23	3,547
PJT Partners	29	2,010
PNC Financial Services Group	637	131,216
PRA Group *	59	2,744
Premier Financial	48	1,433
Primerica	52	8,026
Primis Financial	27	401
Principal Financial Group	408	29,808
ProAssurance	77	1,845
PROG Holdings	94	3,742
Progressive	880	95,621
Prosperity Bancshares	128	9,376
Provident Financial Services	104	2,514
Prudential Financial	588	65,603
QCR Holdings	20	1,141
Radian Group	266	5,956
Raymond James Financial	276	29,220
RBB Bancorp	21	567
Ready Capital ‡	101	1,438
Red River Bancshares	6	312
Redwood Trust ‡	161	1,985
Regional Management	13	660
Regions Financial	1,449	33,240
Reinsurance Group of America,
Cl A	98	11,253
Renasant	79	2,906
Republic Bancorp, Cl A	12	588
RLI	58	6,077
Rocket, Cl A	188	2,376
S&P Global	365	151,555
S&T Bancorp	50	1,541
Safety Insurance Group	19	1,564
Sandy Spring Bancorp	65	3,075

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Sculptor Capital Management, Cl A	26	$510
Seacoast Banking Corp of Florida	78	2,847
SEI Investments	165	9,671
Selective Insurance Group	85	6,707
Selectquote *	153	1,131
ServisFirst Bancshares	69	5,856
Sierra Bancorp	18	478
Signature Bank NY	87	26,503
Silvergate Capital, Cl A *	34	3,663
Simmons First National, Cl A	153	4,376
SLM	418	7,666
SmartFinancial	18	483
Southern First Bancshares *	10	586
Southern Missouri Bancorp	10	553
Southside Bancshares	41	1,718
SouthState	100	8,441
Spirit MTA *‡(A)	23	18
Spirit of Texas Bancshares	17	473
Starwood Property Trust ‡	395	9,776
State Auto Financial	23	1,189
State Street	549	51,880
StepStone Group, Cl A	39	1,365
Sterling Bancorp	274	7,203
Stewart Information Services	35	2,500
Stifel Financial	146	10,935
Stock Yards Bancorp	33	1,966
StoneX Group *	22	1,443
Summit Financial Group	15	419
SVB Financial Group *	88	51,383
Synchrony Financial	824	35,094
Synovus Financial	207	10,300
T Rowe Price Group	339	52,352
Texas Capital Bancshares *	72	4,514
TFS Financial	76	1,321
Tiptree	27	335
Tompkins Financial	17	1,353
Towne Bank	96	3,012
TPG RE Finance Trust ‡	87	1,098
Tradeweb Markets, Cl A	150	12,716
Travelers	373	61,985
TriCo Bancshares	34	1,478
TriState Capital Holdings *	37	1,169
Triumph Bancorp *	31	2,712
Truist Financial	2,025	127,211
Trupanion *	43	4,096
TrustCo Bank NY	25	848
Trustmark	81	2,639
Two Harbors Investment ‡	448	2,576
UMB Financial	63	6,202
Umpqua Holdings	311	6,307
United Bankshares	183	6,465

10

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
United Community Banks	143	$5,050
United Fire Group	32	798
Universal Insurance Holdings	37	638
Univest Financial	38	1,145
Upstart Holdings *	78	8,503
US Bancorp	2,235	130,055
UWM Holdings	139	719
Valley National Bancorp	574	7,990
Veritex Holdings	69	2,770
Victory Capital Holdings, Cl A	17	555
Virtu Financial, Cl A	139	4,299
Virtus Investment Partners	9	2,355
Voya Financial	162	11,010
Walker & Dunlop	39	5,164
Washington Federal	93	3,257
Washington Trust Bancorp	22	1,256
Waterstone Financial	28	572
Webster Financial	130	7,385
Wells Fargo	6,053	325,651
WesBanco	92	3,265
West Bancorporation	19	561
Westamerica Bancorporation	34	1,975
Western Alliance Bancorp	153	15,176
White Mountains Insurance Group	4	4,164
Willis Towers Watson PLC	191	44,686
Wintrust Financial	81	7,944
WisdomTree Investments	154	864
World Acceptance *	8	1,512
WR Berkley	214	18,083
WSFS Financial	90	4,735
Zions Bancorp	223	15,124

		7,598,777

HEALTH CARE — 6.0%
1Life Healthcare *	218	2,433
2seventy bio *	29	541
Abbott Laboratories	2,655	338,406
ABIOMED *	67	19,823
Acadia Healthcare *	127	6,687
ACADIA Pharmaceuticals *	230	5,173
Accelerate Diagnostics *	46	153
Accolade *	78	1,490
Accuray *	124	453
Aclaris Therapeutics *	65	710
AdaptHealth, Cl A *	105	1,984
Adaptive Biotechnologies *	199	3,471
Addus HomeCare *	20	1,597
Adicet Bio *	22	278
Adverum Biotechnologies *	132	218
Aeglea BioTherapeutics *	53	228
Aerie Pharmaceuticals *	60	442
Agenus *	288	795

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
agilon health *	250	$ 4,145
Agios Pharmaceuticals *	84	2,595
Akebia Therapeutics *	240	478
Akero Therapeutics *	29	508
Akouos *	26	168
Albireo Pharma *	25	712
Aldeyra Therapeutics *	81	297
Alector *	82	1,301
Align Technology *	111	54,941
Alignment Healthcare *	97	737
Aligos Therapeutics *	34	108
Alkermes PLC *	229	5,839
Allakos *	45	304
Allogene Therapeutics *	95	1,088
Allovir *	39	318
Allscripts Healthcare Solutions *	175	3,538
Alnylam Pharmaceuticals *	178	24,493
Alphatec Holdings *	90	931
Altimmune *	44	355
ALX Oncology Holdings *	26	416
Amedisys *	42	5,674
American Well, Cl A *	233	1,102
Amgen	863	196,022
Amicus Therapeutics *	377	3,548
AMN Healthcare Services *	67	6,790
AnaptysBio *	33	1,055
Anavex Life Sciences *	105	1,373
AngioDynamics *	48	1,038
ANI Pharmaceuticals *	13	525
Annexon *	35	262
Apellis Pharmaceuticals *	99	3,987
Apollo Medical Holdings *	39	2,008
Applied Molecular Transport *	33	311
Applied Therapeutics *	20	62
Apria *	20	748
Apyx Medical *	39	448
Arcturus Therapeutics Holdings *	28	732
Arcus Biosciences *	57	1,756
Arcutis Biotherapeutics *	36	544
Arena Pharmaceuticals *	87	8,002
Arrowhead Pharmaceuticals *	139	7,334
Artivion *	49	872
Arvinas *	54	3,860
Asensus Surgical *	332	294
Aspira Women’s Health *	84	102
Atara Biotherapeutics *	117	1,797
Atea Pharmaceuticals *	86	614
Athenex *	123	125
Athersys *	297	294
Athira Pharma *	45	463
Atreca, Cl A *	38	81
AtriCure *	64	4,201

11

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Atrion	2	$ 1,211
Avanos Medical *	68	2,058
Aveanna Healthcare Holdings *	70	384
AVEO Pharmaceuticals *	40	145
Avid Bioservices *	87	1,642
Avidity Biosciences *	52	864
Avita Medical *	32	309
Avrobio *	49	95
Axonics Modulation Technologies *	49	2,324
Axsome Therapeutics *	39	1,070
Beam Therapeutics *	71	4,914
Berkeley Lights *	71	689
Beyondspring *	27	87
BioCryst Pharmaceuticals *	254	3,924
BioDelivery Sciences International *	134	490
Biohaven Pharmaceutical Holding *	82	10,895
BioMarin Pharmaceutical *	275	24,373
Bionano Genomics *	400	888
Bioventus, Cl A *	—	5
Bioxcel Therapeutics *	25	422
Black Diamond Therapeutics *	33	138
Bluebird Bio *	95	750
Blueprint Medicines *	83	6,399
Bolt Biotherapeutics *	27	104
Boston Scientific *	2,135	91,591
Bridgebio Pharma *	152	1,500
Bristol-Myers Squibb	3,347	217,187
Brookdale Senior Living *	260	1,375
Bruker	146	9,724
Butterfly Network *	200	1,160
C4 Therapeutics *	50	1,221
Cara Therapeutics *	53	614
Cardiovascular Systems *	51	896
CareDx *	74	3,093
Cassava Sciences *	49	2,168
Castle Biosciences *	29	1,254
Catalent *	256	26,606
Catalyst Pharmaceuticals *	137	789
Celldex Therapeutics *	58	1,799
CEL-SCI *	54	326
Cerevel Therapeutics Holdings *	79	2,057
Cerner	445	40,584
Certara *	127	3,395
Cerus *	240	1,286
Change Healthcare *	357	7,026
Chemed	20	9,378
ChemoCentryx *	76	2,044
Chimerix *	111	634
Chinook Therapeutics *	36	464

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
ChromaDex *	51	$ 143
Clovis Oncology *	166	339
Codexis *	90	1,845
Co-Diagnostics *	38	270
Cogent Biosciences *	45	340
Coherus Biosciences *	103	1,273
Collegium Pharmaceutical *	45	803
Computer Programs and Systems *	18	510
CONMED	38	5,228
CorMedix *	48	203
Cortexyme *	20	122
CorVel *	12	2,113
Covetrus *	148	2,674
Crinetics Pharmaceuticals *	39	737
Cross Country Healthcare *	46	989
CryoPort *	51	2,130
Cue Biopharma *	39	288
Cullinan Oncology *	38	512
Cutera *	23	837
Cymabay Therapeutics *	92	274
Cytokinetics *	113	3,750
CytomX Therapeutics *	90	414
CytoSorbents *	50	186
DaVita *	153	16,581
Deciphera Pharmaceuticals *	47	396
Denali Therapeutics *	118	4,038
DENTSPLY SIRONA	329	17,575
DermTech *	32	410
Design Therapeutics *	37	468
DexCom *	144	61,989
Durect *	322	244
Dynavax Technologies, Cl A *	152	1,971
Dyne Therapeutics *	36	267
Eargo *	28	135
Edgewise Therapeutics *	31	422
Editas Medicine, Cl A *	98	1,866
Edwards Lifesciences *	931	101,665
Eiger BioPharmaceuticals *	40	173
Elanco Animal Health *	684	17,811
Eli Lilly	1,204	295,450
Emergent BioSolutions *	70	3,276
Enanta Pharmaceuticals *	23	1,367
Encompass Health	140	8,686
Ensign Group	75	5,657
Envista Holdings *	230	9,945
Epizyme *	131	161
Esperion Therapeutics *	36	154
Evelo Biosciences *	35	165
Evolent Health, Cl A *	122	2,893
Evolus *	46	341
Exact Sciences *	257	19,625
Exelixis *	441	7,982

12

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Fate Therapeutics *	128	$ 5,313
FibroGen *	122	1,841
Flexion Therapeutics *	42	—
Forma Therapeutics Holdings *	50	592
Forte Biosciences *	15	25
Fortress Biotech *	103	215
Frequency Therapeutics *	41	220
Fulgent Genetics *	25	1,597
G1 Therapeutics *	44	444
Generation Bio *	65	422
Gilead Sciences	1,892	129,942
Glaukos *	64	3,407
Global Blood Therapeutics *	87	2,510
Gossamer Bio *	79	758
Gritstone bio *	74	404
Guardant Health *	136	9,459
Haemonetics *	73	3,530
Halozyme Therapeutics *	201	6,957
Hanger *	48	870
Harmony Biosciences Holdings *	29	1,040
Harpoon Therapeutics *	27	143
Health Catalyst *	70	2,089
HealthEquity *	118	6,306
HealthStream *	34	828
Heron Therapeutics *	144	1,254
Heska *	13	1,789
Hims & Hers Health *	111	542
Hologic *	378	26,551
Homology Medicines *	52	193
Horizon Therapeutics PLC *	333	31,079
iBio *	312	149
iCAD *	30	168
ICU Medical *	26	5,547
Ideaya Biosciences *	41	679
IDEXX Laboratories *	127	64,427
IGM Biosciences *	19	336
Ikena Oncology *	35	341
ImmunityBio *	106	617
ImmunoGen *	271	1,531
Immunovant *	53	370
Inari Medical *	46	3,384
Incyte *	331	24,603
Infinity Pharmaceuticals *	125	155
InfuSystem Holdings *	24	362
Innovage Holding *	25	131
Innoviva *	99	1,587
Inogen *	28	832
Inovio Pharmaceuticals *	297	1,230
Insmed *	160	3,629
Inspire Medical Systems *	35	7,745
Instil Bio *	87	1,010
Insulet *	103	25,544

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Integer Holdings *	43	$ 3,372
Integra LifeSciences Holdings *	105	6,798
Intellia Therapeutics *	95	8,984
Intercept Pharmaceuticals *	36	590
Intersect ENT *	42	1,151
Intra-Cellular Therapies *	104	4,939
Intuitive Surgical *	534	151,752
Invacare *	43	97
Invitae *	308	3,462
Ionis Pharmaceuticals *	201	6,392
Iovance Biotherapeutics *	194	3,230
iRhythm Technologies *	38	4,744
Ironwood Pharmaceuticals, Cl A *	228	2,542
IVERIC bio *	134	1,868
Jazz Pharmaceuticals PLC *	86	11,946
Joint *	18	973
Jounce Therapeutics *	41	307
Kala Pharmaceuticals *	75	66
KalVista Pharmaceuticals *	29	366
Karuna Therapeutics *	27	2,999
Kezar Life Sciences *	52	685
Kiniksa Pharmaceuticals, Cl A *	41	460
Kinnate Biopharma *	24	264
Kodiak Sciences *	66	3,874
Kronos Bio *	48	437
Krystal Biotech *	21	1,239
Kura Oncology *	88	1,240
Kymera Therapeutics *	43	1,806
Lantheus Holdings *	95	2,414
LeMaitre Vascular	25	1,058
Lexicon Pharmaceuticals *	202	640
LHC Group *	40	4,964
LivaNova PLC *	76	5,708
MacroGenics *	85	1,050
Madrigal Pharmaceuticals *	15	864
Magenta Therapeutics *	53	173
MannKind *	338	1,261
Marinus Pharmaceuticals *	42	428
Masimo *	77	16,930
MEI Pharma *	149	288
MeiraGTx Holdings PLC *	42	630
Meridian Bioscience *	62	1,293
Merit Medical Systems *	79	4,381
Mersana Therapeutics *	91	434
Mesa Laboratories	7	1,990
Mettler-Toledo International *	32	47,126
Mirati Therapeutics *	68	8,112
Mirum Pharmaceuticals *	20	381
Moderna *	521	88,221
ModivCare *	18	2,087
Molecular Templates *	60	185
Morphic Holding *	27	1,146

13

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Multiplan *	373	$ 1,503
Mustang Bio *	105	124
Myovant Sciences *	51	666
Myriad Genetics *	108	2,839
NanoString Technologies *	64	2,222
Natera *	121	8,549
National HealthCare	16	1,046
National Research	18	749
Natus Medical *	44	1,014
Nektar Therapeutics, Cl A *	261	2,902
Neogen *	154	5,616
Neoleukin Therapeutics *	43	154
Neurocrine Biosciences *	132	10,431
Neuronetics *	32	115
Nevro *	43	2,825
NextGen Healthcare *	78	1,506
NGM Biopharmaceuticals *	33	522
Nkarta *	23	228
Novavax *	106	9,932
Nurix Therapeutics *	44	819
Nuvation Bio *	225	1,373
Oak Street Health *	142	2,468
Ocugen *	279	990
Ocular Therapeutix *	110	623
Olema Pharmaceuticals *	41	264
Omeros *	86	516
Omnicell *	56	8,408
Oncocyte *	122	207
Oncternal Therapeutics *	57	107
Ontrak *	12	42
OptimizeRx *	20	899
Option Care Health *	204	4,767
OraSure Technologies *	102	903
ORIC Pharmaceuticals *	39	386
Ortho Clinical Diagnostics Holdings *	167	2,899
OrthoPediatrics *	18	851
Outset Medical *	65	2,417
Owens & Minor	104	4,377
Oyster Point Pharma *	14	168
Pacific Biosciences of California *	273	3,052
Pacira BioSciences *	57	3,578
Paratek Pharmaceuticals *	52	211
Passage Bio *	39	196
Patterson	124	3,558
PAVmed *	107	184
PDL BioPharma *(A)	64	—
Pennant Group *	34	565
Penumbra *	45	10,170
Personalis *	46	524
PetIQ, Cl A *	38	777
Phathom Pharmaceuticals *	23	386

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Phibro Animal Health, Cl A	27	$ 521
Phreesia *	67	2,090
Pliant Therapeutics *	32	375
PMV Pharmaceuticals *	36	578
Poseida Therapeutics *	46	219
Praxis Precision Medicines *	47	698
Precision BioSciences *	70	334
Prelude Therapeutics *	29	288
Premier, Cl A	175	6,689
Prestige Consumer Healthcare *	71	4,008
Privia Health Group *	151	3,213
Progyny *	95	3,848
Prometheus Biosciences *	33	1,186
Protagonist Therapeutics *	55	1,611
Provention Bio *	72	386
PTC Therapeutics *	98	3,942
Pulmonx *	35	852
Pulse Biosciences *	17	207
Puma Biotechnology *	46	113
Quanterix *	42	1,278
Quest Diagnostics	184	24,844
Quidel *	48	4,961
R1 RCM *	196	4,661
Radius Health *	67	508
RadNet *	65	1,674
RAPT Therapeutics *	30	649
Reata Pharmaceuticals, Cl A *	39	1,097
Recursion Pharmaceuticals, Cl A *	119	1,409
Regeneron Pharmaceuticals *	154	93,723
REGENXBIO *	48	1,267
Relay Therapeutics *	92	2,036
Relmada Therapeutics *	21	386
Replimune Group *	39	773
ResMed	218	49,835
Revance Therapeutics *	99	1,320
REVOLUTION Medicines *	82	1,765
Rhythm Pharmaceuticals *	62	459
Rigel Pharmaceuticals *	245	627
Rocket Pharmaceuticals *	89	1,481
Royalty Pharma PLC, Cl A	511	20,445
Rubius Therapeutics *	65	439
Sage Therapeutics *	74	2,917
Sangamo Therapeutics *	173	1,043
Sarepta Therapeutics *	117	8,374
Scholar Rock Holding *	36	641
Schrodinger *	77	2,183
Seagen *	272	36,587
SeaSpine Holdings *	41	491
Seer, Cl A *	45	708
Select Medical Holdings	158	3,670
Selecta Biosciences *	118	295
Senseonics Holdings *	511	1,369

14

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Seres Therapeutics *	100	$ 834
Shattuck Labs *	42	290
Shockwave Medical *	43	6,234
SI-BONE *	38	749
Sientra *	72	202
SIGA Technologies *	56	365
Signify Health, Cl A *	81	1,080
Silk Road Medical *	44	1,444
Silverback Therapeutics *	22	107
Simulations Plus	21	893
SmileDirectClub, Cl A *	150	384
SOC Telemed, Cl A *	75	54
Solid Biosciences *	120	146
Sorrento Therapeutics *	402	1,387
Sotera Health *	128	2,753
Spectrum Pharmaceuticals *	232	163
Spero Therapeutics *	33	392
SpringWorks Therapeutics *	41	2,283
STAAR Surgical *	68	4,945
Stereotaxis *	91	501
STERIS PLC	150	33,660
Stoke Therapeutics *	26	493
Supernus Pharmaceuticals *	74	2,283
Surmodics *	18	822
Sutro Biopharma *	47	502
Syndax Pharmaceuticals *	62	1,013
Syneos Health, Cl A *	148	13,403
Syros Pharmaceuticals *	51	101
Tabula Rasa HealthCare *	31	334
Tactile Systems Technology *	25	394
Tandem Diabetes Care *	89	10,512
Taysha Gene Therapies *	29	231
TCR2 Therapeutics *	48	160
Teladoc Health *	218	16,723
Teleflex	70	21,713
TG Therapeutics *	190	2,198
Theravance Biopharma *	79	720
Tivity Health *	57	1,450
TransMedics Group *	33	524
Travere Therapeutics *	86	2,365
Treace Medical Concepts *	34	617
Turning Point Therapeutics *	62	2,308
Twist Bioscience *	64	3,803
Ultragenyx Pharmaceutical *	90	6,294
United Therapeutics *	64	12,920
US Physical Therapy	17	1,645
Vanda Pharmaceuticals *	77	1,167
Vapotherm *	26	420
Varex Imaging *	51	1,331
Vaxart *	179	886
Vaxcyte *	39	743
Veeva Systems, Cl A *	208	49,200

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Veracyte *	101	$ 3,071
Verastem *	256	392
ViewRay *	195	848
Viking Therapeutics *	101	375
Vir Biotechnology *	99	3,399
Vocera Communications *	44	3,476
Vor BioPharma *	32	264
Waters *	92	29,451
West Pharmaceutical Services	111	43,647
Xencor *	83	2,853
Xeris Pharmaceuticals *	174	367
XOMA *	14	290
Y-mAbs Therapeutics *	45	445
Zentalis Pharmaceuticals *	53	3,025
Zimmer Biomet Holdings	315	38,751
Zoetis, Cl A	715	142,850
Zogenix *	79	2,055
Zynex	29	227

		3,553,894

INDUSTRIALS — 8.2%
3M	880	146,098
AAON	60	3,855
AAR *	44	1,772
ABM Industries	95	3,961
Acacia Research *	68	306
ACCO Brands	134	1,091
Acuity Brands	46	8,810
ADT	209	1,586
Advanced Drainage Systems	83	9,386
Advent Technologies Holdings *	34	144
AECOM	204	14,103
AerSale *	9	128
AGCO	89	10,431
AgEagle Aerial Systems *	100	120
Air Lease, Cl A	153	6,091
Air Transport Services Group *	84	2,255
Alamo Group	15	2,113
Alaska Air Group *	179	9,798
Albany International, Cl A	42	3,516
Allegiant Travel, Cl A *	20	3,573
Allegion PLC	134	16,446
Allied Motion Technologies	16	574
Allison Transmission Holdings	152	5,774
Altra Industrial Motion	93	4,490
AMERCO	12	7,307
Ameresco, Cl A *	38	1,923
American Airlines Group *	967	15,926
American Superconductor *	34	279
American Woodmark *	21	1,259
AMETEK	348	47,596
AO Smith	187	14,291
API Group *	298	6,645

15

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Apogee Enterprises	32	$1,429
Applied Industrial Technologies	50	4,899
ArcBest	32	2,830
Arcosa	68	3,173
Argan	20	743
Armstrong World Industries	62	6,139
Array Technologies *	181	1,908
ASGN *	74	8,500
Astec Industries	29	1,835
Astronics *	31	373
Atkore *	66	7,113
Atlas Air Worldwide Holdings *	36	2,892
Avis Budget Group *	99	17,442
Axon Enterprise *	92	12,874
AZEK, Cl A *	215	7,101
AZZ	32	1,523
Babcock & Wilcox Enterprises *	120	852
Barnes Group	69	3,117
Barrett Business Services	9	576
Beacon Roofing Supply *	79	4,335
Beam Global *	11	145
Blink Charging *	48	1,004
Bloom Energy, Cl A *	199	3,001
Blue Bird *	22	341
BlueLinx Holdings *	12	860
Boise Cascade	58	4,073
Brady, Cl A	68	3,531
BrightView Holdings *	72	955
Brink’s	70	4,885
Builders FirstSource *	308	20,941
Canadian Pacific Railway	1	66
Carlisle	78	17,428
Carrier Global	1,310	62,461
Casella Waste Systems, Cl A *	71	5,395
Caterpillar	825	166,287
CBIZ *	72	2,781
CH Robinson Worldwide	197	20,616
ChargePoint Holdings *	245	3,393
Chart Industries *	47	5,728
Cintas	133	52,073
CIRCOR International *	26	722
Clean Harbors *	72	6,664
Colfax *	186	7,648
Columbus McKinnon	36	1,558
Comfort Systems USA	46	4,130
Commercial Vehicle Group *	38	294
Construction Partners, Cl A *	46	1,207
Copart *	321	41,489
CoreCivic *	170	1,719
Cornerstone Building Brands *	76	1,121
CoStar Group *	590	41,394
CRA International	9	766

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS— continued
Crane	72	$7,453
CSW Industrials	20	2,220
CSX	3,354	114,774
Cummins	215	47,489
Curtiss-Wright	53	7,038
Daseke *	52	581
Deere	424	159,594
Delta Air Lines *	963	38,221
Deluxe	56	1,686
Desktop Metal, Cl A *	288	1,176
Donaldson	177	9,852
Douglas Dynamics	29	1,059
Dover	216	36,701
Driven Brands Holdings *	83	2,345
Dun & Bradstreet Holdings *	237	4,754
DXP Enterprises *	23	657
Dycom Industries *	38	3,203
Eagle Bulk Shipping	17	762
Eaton PLC	603	95,533
EMCOR Group	76	9,060
Emerson Electric	901	82,847
Encore Wire	26	2,930
Energy Recovery *	52	1,018
Enerpac Tool Group, Cl A	86	1,535
EnerSys	55	4,121
Ennis	32	606
EnPro Industries	27	2,836
Equifax	184	44,116
ESCO Technologies	33	2,633
Evoqua Water Technologies *	169	6,844
Expeditors International of Washington	256	29,307
Exponent	74	7,029
Fastenal	866	49,085
Federal Signal	86	3,356
FedEx	371	91,214
Flowserve	187	6,100
Fluor *	199	4,187
Forrester Research *	15	825
Fortune Brands Home & Security	205	19,305
Forward Air	35	3,720
Franklin Covey *	16	749
Franklin Electric	51	4,427
Frontier Group Holdings *	47	615
FTI Consulting *	44	6,416
FuelCell Energy *	508	2,154
Gates Industrial PLC *	142	2,197
GATX	46	4,805
Genco Shipping & Trading	51	794
Generac Holdings *	93	26,261
Gibraltar Industries *	43	2,356
Global Industrial	15	524

16

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
GMS *	61	$3,122
Gorman-Rupp	23	923
Graco	253	18,358
GrafTech International	293	3,071
Granite Construction	65	2,339
Great Lakes Dredge & Dock *	92	1,259
Greenbrier	41	1,655
Griffon	75	1,679
H&E Equipment Services	42	1,748
Harsco *	112	1,758
Hawaiian Holdings *	72	1,231
Healthcare Services Group	108	1,965
Heartland Express	67	1,002
HEICO	55	7,501
Heidrick & Struggles International	25	1,094
Helios Technologies	42	3,218
Herc Holdings	38	6,097
Heritage-Crystal Clean *	20	572
Hexcel	120	6,260
Hillenbrand	104	4,834
HNI	57	2,391
Honeywell International	1,046	213,886
Howmet Aerospace	642	19,960
Hub Group, Cl A *	43	3,256
Hubbell, Cl B	78	14,609
Huron Consulting Group *	29	1,279
Hydrofarm Holdings Group *	35	686
Hyliion Holdings *	159	708
Hyster-Yale Materials Handling	9	404
IAA *	193	8,864
ICF International	24	2,265
Ideanomics *	622	666
IDEX	115	24,776
IES Holdings *	26	1,282
IHS Markit	598	69,840
Illinois Tool Works	474	110,878
Ingersoll Rand	633	35,581
Insperity	53	5,699
Insteel Industries	24	908
Interface, Cl A	83	1,101
ITT	123	11,306
Jacobs Engineering Group	194	25,255
JB Hunt Transport Services	126	24,260
JELD-WEN Holding *	131	3,092
JetBlue Airways *	456	6,671
John Bean Technologies	41	5,535
Johnson Controls International PLC	1,068	77,612
Kadant	15	3,135
KAR Auction Services *	172	2,446
KBR	200	8,680

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Kelly Services, Cl A	44	$752
Kennametal	115	3,976
Kforce	27	1,854
Kimball International, Cl B	47	462
Kirby *	85	5,540
Knight-Swift Transportation Holdings, Cl A	218	12,334
Korn Ferry	77	5,111
Landstar System	50	8,000
Lawson Products *	11	535
Lennox International	43	12,196
Lincoln Electric Holdings	81	10,355
Lindsay	14	1,767
LSI Industries	32	238
Lyft, Cl A *	426	16,410
Manitowoc *	45	821
ManpowerGroup	78	8,180
Marten Transport	92	1,535
Masco	368	23,305
MasTec *	82	7,063
Matrix Service *	33	240
Matson	56	5,469
Matthews International, Cl A	40	1,405
Maxar Technologies	102	2,653
McGrath RentCorp	31	2,362
Meritor *	96	2,213
Mesa Air Group *	42	210
Middleby *	76	14,075
Miller Industries	14	441
MillerKnoll	109	4,210
Montrose Environmental Group *	31	1,419
Moog, Cl A	38	2,897
MRC Global *	114	845
MSA Safety	48	6,595
MSC Industrial Direct, Cl A	66	5,388
Mueller Industries	80	4,133
Mueller Water Products, Cl A	222	2,853
MYR Group *	22	2,069
Nielsen Holdings PLC	512	9,656
Nikola *	279	2,240
NN *	55	210
Nordson	78	18,138
Norfolk Southern	369	100,364
Northwest Pipe *	13	369
NOW *	157	1,396
NV5 Global *	16	1,673
nVent Electric PLC	240	8,302
Old Dominion Freight Line	155	46,799
Omega Flex	4	568
Oshkosh	98	11,153
Otis Worldwide	646	55,188
Owens Corning	146	12,950

17

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
PACCAR	517	$48,076
Park Aerospace	26	352
Parker-Hannifin	194	60,142
Park-Ohio Holdings	11	223
Parsons *	147	4,476
Pentair PLC	250	15,925
PGT Innovations *	82	1,557
Pitney Bowes	240	1,478
Plug Power *	740	16,184
Powell Industries	12	358
Primoris Services	73	1,878
Proto Labs *	36	1,806
Quanex Building Products	43	937
Quanta Services	207	21,263
Radiant Logistics *	51	317
RBC Bearings *	37	6,677
Regal Rexnord	102	16,165
Republic Services, Cl A	315	40,213
Resideo Technologies *	206	5,105
Resources Connection	41	715
REV Group	43	577
Robert Half International	165	18,688
Rockwell Automation	175	50,613
Rollins	318	9,810
Romeo Power *	141	333
Roper Technologies	159	69,508
RR Donnelley & Sons *	100	1,102
Rush Enterprises, Cl A	56	2,958
Ryder System	76	5,562
Saia *	34	9,666
Schneider National, Cl B	76	1,946
Sensata Technologies Holding PLC *	225	12,906
Shoals Technologies Group, Cl A *	149	2,512
Shyft Group	42	1,761
Simpson Manufacturing	57	6,429
SiteOne Landscape Supply *	58	10,447
SkyWest *	70	2,670
Snap-on	81	16,868
Southwest Airlines *	890	39,836
SP Plus *	30	845
Spirit AeroSystems Holdings, Cl A	150	6,574
Spirit Airlines *	155	3,328
SPX *	58	3,026
SPX FLOW	54	4,655
Standex International	16	1,590
Stanley Black & Decker	247	43,139
Steelcase, Cl A	119	1,468
Stericycle *	132	7,754
Sterling Construction *	36	915
Sun Country Airlines Holdings *	31	824

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Sunrun *	285	$7,390
Team *	39	28
Tennant	24	1,852
Terex	97	4,047
Tetra Tech	77	10,718
Thermon Group Holdings *	43	737
Timken	98	6,546
Titan International *	84	819
Titan Machinery *	26	801
Toro	152	14,680
TPI Composites *	47	567
Trane Technologies PLC	358	61,970
Transcat *	9	854
TransDigm Group *	81	49,911
TransUnion	289	29,802
Trex *	173	15,824
TriNet Group *	52	4,430
Trinity Industries	138	3,965
Triumph Group *	91	1,658
TrueBlue *	46	1,224
TuSimple Holdings, Cl A *	143	2,683
Tutor Perini *	60	714
Uber Technologies *	2,453	91,742
UFP Industries	87	6,948
UniFirst	20	3,802
Union Pacific	969	236,969
United Airlines Holdings *	487	20,883
United Parcel Service, Cl B	1,105	223,442
United Rentals *	109	34,893
Univar Solutions *	243	6,439
Upwork *	164	4,461
US Ecology *	41	1,172
US Xpress Enterprises, Cl A *	32	144
Valmont Industries	27	5,865
Verisk Analytics, Cl A	242	47,463
Veritiv *	18	1,675
Vertiv Holdings, Cl A	401	8,365
Viad *	26	979
Vicor *	29	2,736
View *	169	444
Virgin Galactic Holdings *	276	2,539
VSE	14	722
Wabash National	70	1,373
Waste Management	612	92,069
Watsco	43	12,150
Watts Water Technologies, Cl A	36	5,516
Welbilt *	203	4,821
Werner Enterprises	86	3,835
WESCO International *	64	7,801
Westinghouse Air Brake Technologies	273	24,270
Willdan Group *	15	472

18

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
WillScot Mobile Mini Holdings, Cl A *	316	$11,705
Woodward	85	9,373
WW Grainger	70	34,658
XPO Logistics *	141	9,330
Xylem	271	28,460
Yellow *	43	449
Zurn Water Solutions	173	5,283

		4,847,306

INFORMATION TECHNOLOGY — 32.0%
2U *	104	1,679
3D Systems *	175	3,133
8x8 *	155	2,379
908 Devices *	16	253
A10 Networks	90	1,332
Accenture PLC, Cl A	952	336,608
ACI Worldwide *	167	5,740
ACM Research, Cl A *	18	1,434
Adobe *	715	382,024
ADTRAN	69	1,325
Advanced Energy Industries	50	4,309
Advanced Micro Devices *	1,822	208,164
Aeva Technologies *	131	685
Agilysys *	30	1,142
Akamai Technologies *	242	27,721
Akoustis Technologies *	70	424
Alarm.com Holdings *	66	4,922
Alliance Data Systems	71	4,902
Alpha & Omega Semiconductor *	28	1,261
Altair Engineering, Cl A *	70	4,404
Alteryx, Cl A *	84	4,794
Ambarella *	46	6,447
Amdocs	182	13,812
American Software, Cl A	41	943
Amkor Technology	148	3,259
Amphenol, Cl A	899	71,551
Analog Devices	812	133,144
Anaplan *	194	9,366
ANSYS *	131	44,541
Appfolio, Cl A *	23	2,651
Appian, Cl A *	51	2,875
Apple	24,981	4,366,179
Applied Materials	1,359	187,787
Arista Networks *	340	42,265
Arlo Technologies *	115	999
Arrow Electronics *	103	12,772
Asana, Cl A *	97	5,091
Aspen Technology *	96	14,415
Atomera *	27	382
Autodesk *	331	82,680
Automatic Data Processing	639	131,743
Avalara *	121	13,264

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Avaya Holdings *	119	$2,168
Aviat Networks *	13	377
Avid Technology *	55	1,725
Avnet	142	5,731
Axcelis Technologies *	43	2,692
AXT *	52	389
Azenta	105	8,856
Badger Meter	38	3,844
Belden	58	3,245
Benchmark Electronics	46	1,110
Benefitfocus *	38	423
Bentley Systems, Cl B	246	9,882
BigCommerce Holdings *	70	2,288
Bill.com Holdings *	143	26,914
Black Knight *	229	17,083
Blackbaud *	61	4,157
Blackline *	74	6,798
Block, Cl A *	594	72,640
Bottomline Technologies DE *	64	3,609
Box, Cl A *	211	5,513
Brightcove *	52	490
Broadcom	607	355,629
Broadridge Financial Solutions	174	27,704
BTRS Holdings, Cl A *	99	634
C3.ai, Cl A *	106	2,792
Cadence Design Systems *	412	62,682
CalAmp *	46	273
Calix *	80	4,022
Cambium Networks *	14	339
Cantaloupe *	95	798
Casa Systems *	42	186
Cass Information Systems	17	692
CDK Global	174	7,477
CDW	207	39,133
Cerence *	49	3,111
Ceridian HCM Holding *	195	14,785
CEVA *	29	1,092
ChannelAdvisor *	38	803
Ciena *	220	14,588
Cirrus Logic *	82	7,334
Cisco Systems	6,355	353,783
Citrix Systems	187	19,063
Cleanspark *	43	289
Clearfield *	15	967
Cloudflare, Cl A *	375	36,150
CMC Materials	38	6,873
Cognex	258	17,147
Cognizant Technology Solutions, Cl A	795	67,909
Coherent *	32	8,271
Cohu *	68	2,243
CommScope Holding *	286	2,686

19

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
CommVault Systems *	64	$4,317
Comtech Telecommunications	33	671
Concentrix	56	11,255
Conduent *	280	1,324
CoreCard *	8	297
Corsair Gaming *	47	918
Coupa Software *	105	14,098
Crowdstrike Holdings, Cl A *	305	55,095
CSG Systems International	41	2,328
CTS	41	1,376
Daktronics *	49	240
Datadog, Cl A *	309	45,148
Datto Holding *	36	897
Dell Technologies, Cl C	425	24,144
Diebold Nixdorf *	104	971
Digi International *	43	961
Digimarc *	17	539
Digital Turbine *	126	5,563
DigitalOcean Holdings *	54	3,096
Diodes *	57	5,289
DocuSign, Cl A *	291	36,599
Dolby Laboratories, Cl A	93	8,170
Domo, Cl B *	37	1,738
DoubleVerify Holdings *	62	1,715
Dropbox, Cl A *	409	10,123
Duck Creek Technologies *	100	2,555
DXC Technology *	359	10,799
Dynatrace *	260	14,264
DZS *	22	322
Eastman Kodak *	80	314
Ebix	31	942
Elastic *	101	9,418
Enphase Energy *	197	27,673
Entegris	204	24,447
Envestnet *	74	5,472
EPAM Systems *	83	39,520
ePlus *	34	1,563
Euronet Worldwide *	73	9,774
Everbridge *	50	2,556
Evo Payments, Cl A *	67	1,616
ExlService Holdings *	42	5,062
Extreme Networks *	182	2,310
F5 *	90	18,686
Fair Isaac *	36	17,820
FARO Technologies *	24	1,303
Fastly, Cl A *	151	4,328
Fidelity National Information Services	927	111,166
First Solar *	134	10,503
Fiserv *	899	95,024
Five9 *	96	12,067
FleetCor Technologies *	122	29,068

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
FormFactor *	111	$4,744
Fortinet *	206	61,231
Gartner *	122	35,855
Genasys *	46	178
Genpact	249	12,388
Global Payments	439	65,797
GoDaddy, Cl A *	253	19,155
GreenSky, Cl A *	98	1,034
Grid Dynamics Holdings *	50	1,333
GTY Technology Holdings *	65	328
Guidewire Software *	119	12,000
Hackett Group	32	612
Harmonic *	142	1,528
Hewlett Packard Enterprise	1,986	32,431
HP	1,749	64,241
HubSpot *	67	32,750
I3 Verticals, Cl A *	28	648
Ichor Holdings *	37	1,570
Identiv *	28	541
II-VI *	150	9,510
Immersion *	43	222
Impinj *	30	2,382
Infinera *	294	2,475
Inseego *	147	670
Insight Enterprises *	45	4,237
Intel	6,167	301,073
InterDigital	40	2,761
International Business Machines	1,370	182,991
International Money Express *	41	656
Intuit	400	222,092
IPG Photonics *	46	7,106
Iteris *	60	239
Itron *	65	4,030
Jabil	190	11,683
Jack Henry & Associates	111	18,627
Jamf Holding *	50	1,653
Juniper Networks	465	16,191
Keysight Technologies *	276	46,594
Kimball Electronics *	31	613
KLA	230	89,532
Knowles *	130	2,757
Kopin *	111	326
Kyndryl Holdings *	257	4,345
Lam Research	211	124,473
Lattice Semiconductor *	194	10,713
Limelight Networks *	174	743
Littelfuse	32	8,639
LivePerson *	93	2,778
LiveRamp Holdings *	95	4,242
Lumentum Holdings *	101	10,249
Luna Innovations *	39	284

20

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
MACOM Technology Solutions Holdings *	70	$4,285
Mandiant *	333	5,025
Manhattan Associates *	90	12,048
Marathon Digital Holdings *	129	3,037
Marvell Technology	1,238	88,393
Mastercard, Cl A	1,316	508,476
Maximus	88	6,804
MaxLinear, Cl A *	102	6,122
McAfee, Cl A	127	3,258
Methode Electronics	48	2,113
Microchip Technology	813	62,991
Micron Technology	1,683	138,460
Microsoft	11,346	3,528,379
MicroStrategy, Cl A *	10	3,680
MicroVision *	233	795
Mitek Systems *	62	1,015
MKS Instruments	79	12,271
Model N *	42	1,162
Momentive Global *	184	3,152
MoneyGram International *	117	1,026
MongoDB, Cl A *	93	37,675
Monolithic Power Systems	60	24,176
Motorola Solutions	254	58,913
Napco Security Technologies *	38	790
National Instruments	189	7,791
nCino *	89	4,079
NCR *	186	7,079
NeoPhotonics *	73	1,121
NetApp	337	29,154
NETGEAR *	38	1,051
NetScout Systems *	102	3,218
New Relic *	81	8,516
nLight *	54	1,117
NortonLifeLock	876	22,785
Nuance Communications *	472	26,078
Nutanix, Cl A *	300	8,202
NVE	6	371
NVIDIA	3,623	887,128
Okta, Cl A *	214	42,348
ON Semiconductor *	642	37,878
ON24 *	40	658
OneSpan *	46	739
Onto Innovation *	70	6,408
Oracle	2,399	194,703
OSI Systems *	22	1,825
Ouster *	83	292
PagerDuty *	105	3,467
Palantir Technologies, Cl A *	2,343	32,123
Palo Alto Networks *	143	73,988
PAR Technology *	33	1,238
Paya Holdings *	114	747

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Paychex	485	$57,114
Paycom Software *	77	25,818
Paylocity Holding *	51	10,403
PayPal Holdings *	1,773	304,850
Paysafe *	495	1,797
PC Connection	15	650
PDF Solutions *	39	1,159
Pegasystems	52	5,159
Perficient *	42	4,402
Photronics *	85	1,520
Ping Identity Holding *	80	1,583
Plantronics *	54	1,439
Plexus *	36	2,791
Power Integrations	85	6,860
Powerfleet *	33	118
Procore Technologies *	143	8,946
Progress Software	57	2,594
PROS Holdings *	52	1,441
PTC *	160	18,602
Pure Storage, Cl A *	380	10,066
Q2 Holdings *	77	5,024
Qorvo *	167	22,926
QUALCOMM	1,708	300,198
Qualys *	44	5,638
Quantum *	75	378
Rackspace Technology *	72	901
Rambus *	155	3,914
Rapid7 *	78	7,514
Rekor Systems *	46	214
Repay Holdings, Cl A *	110	1,968
Ribbon Communications *	171	770
Rimini Street *	62	319
RingCentral, Cl A *	121	21,355
Riot Blockchain *	132	2,104
Rogers *	24	6,551
Sabre *	448	4,099
Sailpoint Technologies Holdings *	130	5,030
salesforce.com *	1,429	332,428
Sanmina *	91	3,442
ScanSource *	33	1,029
Science Applications International	82	6,726
Seagate Technology Holdings PLC	340	36,431
Semtech *	91	6,470
ServiceNow *	297	173,977
Shift4 Payments, Cl A *	66	3,480
ShotSpotter *	11	290
Silicon Laboratories *	52	8,590
SiTime *	16	3,729
Skyworks Solutions	250	36,630
SMART Global Holdings *	30	1,721
Smartsheet, Cl A *	171	10,640

21

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Smith Micro Software *	67	$280
Snowflake, Cl A *	403	111,188
SolarWinds	47	639
Splunk *	242	29,989
Sprout Social, Cl A *	57	3,924
SPS Commerce *	46	5,697
SS&C Technologies Holdings	338	26,996
Sumo Logic *	105	1,251
SunPower, Cl A *	114	1,913
Super Micro Computer *	57	2,310
Switch, Cl A	181	4,639
Synaptics *	50	10,517
Synopsys *	229	71,105
TD SYNNEX	55	5,751
TE Connectivity	496	70,933
Teledyne Technologies *	69	29,079
Telos *	68	795
Tenable Holdings *	139	7,145
Teradata *	153	6,172
Teradyne	249	29,240
Texas Instruments	1,392	249,850
Trade Desk, Cl A *	650	45,201
Trimble *	378	27,276
TTEC Holdings	24	1,922
TTM Technologies *	144	1,938
Turtle Beach *	21	427
Twilio, Cl A *	249	51,324
Tyler Technologies *	56	26,533
Ubiquiti	8	2,320
Ultra Clean Holdings *	57	2,874
Unisys *	93	1,697
Unity Software *	224	23,554
Universal Display	57	8,750
Upland Software *	34	666
Varonis Systems, Cl B *	150	5,589
Veeco Instruments *	71	1,952
Verint Systems *	92	4,722
VeriSign *	167	36,269
Veritone *	39	615
Verra Mobility, Cl A *	213	3,374
Vertex, Cl A *	35	508
Viant Technology, Cl A *	15	120
ViaSat *	100	4,402
Viavi Solutions *	341	5,613
VirnetX Holding *	90	203
Visa, Cl A	2,549	576,507
Vishay Intertechnology	191	3,956
Vishay Precision Group *	16	512
VMware, Cl A	308	39,542
Vonage Holdings *	341	7,106
Vontier	242	6,803
Western Digital *	459	23,749

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Western Union	579	$10,949
WEX *	58	9,337
Wolfspeed *	173	16,304
Workday, Cl A *	284	71,855
Workiva, Cl A *	51	6,032
Xerox Holdings	243	5,130
Xilinx	374	72,388
Xperi Holding	148	2,497
Yext *	162	1,312
Zebra Technologies, Cl A *	80	40,730
Zendesk *	179	17,633
Zoom Video Communications, Cl A *	325	50,141
Zscaler *	121	31,110
Zuora, Cl A *	164	2,727

		18,846,414

MATERIALS — 2.7%
AdvanSix	36	1,515
Air Products and Chemicals	333	93,946
Albemarle	176	38,850
Alcoa	280	15,879
Allegheny Technologies *	180	3,292
American Vanguard	35	531
Amyris *	247	1,126
AptarGroup	94	11,026
Arconic *	155	4,794
Ashland Global Holdings	87	8,356
Avery Dennison	125	25,678
Avient	130	6,470
Axalta Coating Systems *	330	9,771
Balchem	42	6,172
Ball	491	47,676
Berry Global Group *	193	13,012
Cabot	81	4,454
Carpenter Technology	68	1,953
Celanese, Cl A	164	25,536
Century Aluminum *	72	1,104
CF Industries Holdings	325	22,383
Chase	9	854
Chemours	236	7,720
Clearwater Paper *	21	664
Cleveland-Cliffs *	652	11,175
Coeur Mining *	364	1,707
Commercial Metals	171	5,718
Compass Minerals International	44	2,350
Corteva	1,110	53,369
Crown Holdings	194	22,194
Danimer Scientific *	114	571
Diversey Holdings *	78	858
Dow	1,139	68,032
DuPont de Nemours	791	60,591
Eagle Materials	60	8,751

22

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS— continued
Eastman Chemical	204	$24,262
Ecolab	377	71,423
Ecovyst	78	798
Element Solutions	309	6,934
Ferro *	117	2,551
FMC	193	21,301
Forterra *	40	939
Freeport-McMoRan	2,209	82,219
FutureFuel	62	484
Gatos Silver *	67	208
GCP Applied Technologies *	86	2,743
Glatfelter	57	990
Graphic Packaging Holding	437	8,264
Greif, Cl A	33	1,952
Hawkins	25	933
Haynes International	16	602
HB Fuller	75	5,383
Hecla Mining	762	3,780
Huntsman	288	10,319
Ingevity *	51	3,361
Innospec	32	2,975
International Flavors & Fragrances	383	50,525
International Paper	594	28,661
Intrepid Potash *	11	427
Kaiser Aluminum	20	1,915
Koppers Holdings	27	807
Kraton *	41	1,902
Kronos Worldwide	29	416
Livent *	230	5,292
Louisiana-Pacific	136	9,036
LyondellBasell Industries, Cl A	402	38,885
Martin Marietta Materials	93	36,188
Materion	27	2,237
Minerals Technologies	43	3,009
Mosaic	521	20,814
MP Materials *	167	6,670
Myers Industries	47	849
Neenah	22	1,014
NewMarket	11	3,719
Newmont	1,216	74,383
Nucor	430	43,602
O-I Glass, Cl I *	223	2,968
Olin	230	11,654
Olympic Steel	12	255
Packaging Corp of America	142	21,389
Pactiv Evergreen	62	679
PPG Industries	359	56,076
PureCycle Technologies *	102	607
Quaker Houghton	18	3,765
Ranpak Holdings, Cl A *	104	2,793
Rayonier Advanced Materials *	88	548

COMMON STOCK — continued

	Shares	Value

MATERIALS— continued
Reliance Steel & Aluminum	91	$13,912
Royal Gold	94	9,546
RPM International	193	17,102
Ryerson Holding	21	431
Schnitzer Steel Industries, Cl A	33	1,292
Schweitzer-Mauduit International	41	1,241
Scotts Miracle-Gro, Cl A	54	8,165
Sealed Air	214	14,535
Sensient Technologies	55	4,661
Sherwin-Williams	363	104,003
Silgan Holdings	121	5,418
Sonoco Products	141	7,986
Steel Dynamics	293	16,267
Stepan	28	3,084
Summit Materials, Cl A *	169	6,010
SunCoke Energy	120	822
TimkenSteel *	49	687
Tredegar	37	435
TriMas	61	2,120
Trinseo PLC	50	2,677
Tronox Holdings PLC	163	3,700
UFP Technologies *	9	639
United States Lime & Minerals	3	379
United States Steel	385	7,977
Valvoline	260	8,564
Venator Materials PLC *	78	189
Verso	30	806
Vulcan Materials	201	38,252
Warrior Met Coal	73	1,913
Westlake Chemical	44	4,341
WestRock	399	18,418
Worthington Industries	41	2,221
Zymergen *	84	437

		1,579,814

REAL ESTATE — 3.9%
Acadia Realty Trust ‡	126	2,494
Agree Realty ‡	98	6,407
Alexander & Baldwin ‡	103	2,364
Alexander’s ‡	3	790
Alexandria Real Estate Equities ‡	231	45,008
American Assets Trust ‡	71	2,554
American Campus Communities ‡	198	10,347
American Finance Trust ‡	169	1,396
American Homes 4 Rent, Cl A ‡	417	16,317
American Tower ‡	685	172,277
Americold Realty Trust ‡	374	10,640
Apartment Income ‡	224	11,832
Apartment Investment and
Management, Cl A ‡	207	1,455
Apple Hospitality ‡	307	4,952
Armada Hoffler Properties ‡	86	1,207
AvalonBay Communities ‡	209	51,044

23

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE— continued
Blackstone Mortgage Trust, Cl A ‡	216	$6,787
Bluerock Residential Growth, Cl A ‡	34	903
Boston Properties ‡	235	26,339
Brandywine Realty Trust ‡	242	3,112
Brixmor Property Group ‡	424	10,753
Broadstone Net Lease, Cl A ‡	224	5,177
Camden Property Trust ‡	144	23,053
CareTrust ‡	137	2,906
CatchMark Timber Trust, Cl A ‡	70	574
CBRE Group, Cl A *	502	50,873
Centerspace ‡	18	1,717
Chatham Lodging Trust *‡	68	902
Community Healthcare Trust ‡	30	1,360
CorePoint Lodging *‡	50	785
Corporate Office Properties Trust ‡	161	4,067
Cousins Properties ‡	212	8,175
Crown Castle International ‡	649	118,449
CTO Realty Growth ‡	7	410
CubeSmart ‡	288	14,613
Cushman & Wakefield PLC *	264	5,541
CyrusOne ‡	186	16,712
DiamondRock Hospitality *‡	298	2,786
Digital Realty Trust ‡	428	63,870
DigitalBridge Group *‡	691	5,044
Diversified Healthcare Trust ‡	338	1,031
Douglas Elliman *	95	737
Douglas Emmett ‡	240	7,493
Duke Realty ‡	574	33,166
Easterly Government Properties, Cl A ‡	129	2,705
EastGroup Properties ‡	52	10,395
Empire State Realty Trust, Cl A ‡	205	1,829
EPR Properties ‡	106	4,661
Equinix ‡	136	98,586
Equity Commonwealth *‡	171	4,453
Equity LifeStyle Properties ‡	264	20,669
Equity Residential ‡	554	49,156
Essential Properties Realty Trust ‡	168	4,460
Essex Property Trust ‡	98	32,585
eXp World Holdings	98	2,660
Extra Space Storage ‡	199	39,440
Farmland Partners ‡	48	547
Federal Realty Investment Trust ‡	111	14,151
First Industrial Realty Trust ‡	175	10,636
Five Point Holdings, Cl A *	81	469
Forestar Group *	24	479
Four Corners Property Trust ‡	108	2,924
Franklin Street Properties ‡	148	821
FRP Holdings *	8	452
Gaming and Leisure Properties ‡	324	14,638
GEO Group ‡	169	1,137

COMMON STOCK — continued

	Shares	Value

REAL ESTATE— continued
Getty Realty ‡	50	$1,483
Gladstone Commercial ‡	48	1,113
Gladstone Land ‡	38	1,158
Global Medical ‡	87	1,471
Global Net Lease ‡	141	2,022
Hannon Armstrong Sustainable Infrastructure Capital ‡	108	4,480
Healthpeak Properties ‡	819	28,968
Hersha Hospitality Trust, Cl A *‡	43	388
Highwoods Properties ‡	149	6,425
Host Hotels & Resorts *‡	1,065	18,467
Howard Hughes *	79	7,608
Hudson Pacific Properties ‡	207	4,891
Independence Realty Trust ‡	150	3,448
Industrial Logistics Properties Trust ‡	92	2,110
Innovative Industrial Properties, Cl A ‡	12	2,378
Invitation Homes ‡	899	37,740
Iron Mountain ‡	433	19,883
iStar ‡	99	2,126
JBG SMITH Properties ‡	183	5,014
Jones Lang LaSalle *	76	19,060
Kennedy-Wilson Holdings	173	3,886
Kilroy Realty ‡	163	10,432
Kimco Realty ‡	900	21,834
Kite Realty Group Trust ‡	120	2,506
Lamar Advertising, Cl A ‡	124	13,734
Life Storage ‡	123	16,599
LTC Properties ‡	51	1,840
LXP Industrial Trust, Cl B ‡	390	5,807
Macerich ‡	296	4,896
Marcus & Millichap	31	1,451
MGM Growth Properties, Cl A ‡	217	8,437
Mid-America Apartment Communities ‡	171	35,342
Monmouth Real Estate Investment ‡	128	2,687
National Health Investors ‡	63	3,643
National Retail Properties ‡	251	11,139
National Storage Affiliates Trust ‡.	117	7,203
NETSTREIT ‡	52	1,175
Newmark Group, Cl A	229	3,506
NexPoint Residential Trust ‡	30	2,379
Office Properties Income Trust ‡	67	1,707
Omega Healthcare Investors ‡	350	11,018
One Liberty Properties ‡	21	641
Opendoor Technologies *	456	4,528
Orion Office REIT *‡	90	1,498
Outfront Media ‡	203	5,043
Paramount Group ‡	266	2,312
Park Hotels & Resorts *‡	333	6,061

24

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE— continued
Pebblebrook Hotel Trust ‡	185	$4,005
Piedmont Office Realty Trust, Cl A ‡	179	3,179
Plymouth Industrial ‡	39	1,121
Postal Realty Trust, Cl A ‡	17	304
PotlatchDeltic ‡	94	5,056
Preferred Apartment Communities, Cl A ‡	73	1,218
Prologis ‡	1,108	173,757
PS Business Parks ‡	26	4,341
Public Storage ‡	237	84,972
Rafael Holdings, Cl B *	15	62
Rayonier ‡	201	7,345
RE/MAX Holdings, Cl A	24	714
Realogy Holdings *	164	2,706
Realty Income ‡	589	40,893
Redfin *	146	4,317
Regency Centers ‡	254	18,224
Retail Opportunity Investments ‡	170	3,150
Retail Value ‡	23	72
Rexford Industrial Realty ‡	228	16,683
RLJ Lodging Trust ‡	235	3,255
RMR Group, Cl A	20	640
RPT Realty ‡	115	1,451
Ryman Hospitality Properties *‡	76	6,718
Sabra Health Care ‡	340	4,627
Safehold ‡	21	1,300
Saul Centers ‡	17	839
SBA Communications, Cl A ‡	164	53,372
Seritage Growth Properties *‡	47	487
Service Properties Trust ‡	234	2,001
Simon Property Group ‡	498	73,306
SITE Centers ‡	260	3,851
SL Green Realty ‡	94	6,826
Spirit Realty Capital ‡	170	8,068
St. Joe	82	3,978
STAG Industrial ‡	233	9,956
STORE Capital ‡	387	12,272
Stratus Properties *	9	330
Summit Hotel Properties *‡	149	1,404
Sun Communities ‡	171	32,312
Sunstone Hotel Investors *‡	310	3,506
Tanger Factory Outlet Centers ‡	145	2,466
Tejon Ranch *	32	557
Terreno Realty ‡	99	7,402
UDR ‡	463	26,317
UMH Properties ‡	56	1,322
Uniti Group ‡	326	3,932
Urban Edge Properties ‡	163	2,973
Urstadt Biddle Properties, Cl A ‡	39	768
Ventas ‡	591	31,335
Veris Residential ‡	123	2,030

COMMON STOCK — continued

	Shares	Value

REAL ESTATE— continued
VICI Properties ‡	944	$27,017
Vornado Realty Trust ‡	255	10,458
Washington ‡	120	2,954
Welltower ‡	642	55,616
Weyerhaeuser ‡	1,135	45,888
Whitestone, Cl B ‡	62	633
WP Carey ‡	276	21,418
Xenia Hotels & Resorts *‡	163	2,826
Zillow Group, Cl C *	243	12,267

		2,298,606

UTILITIES — 2.9%
AES	1,003	22,246
ALLETE	75	4,787
Alliant Energy	377	22,567
Ameren	389	34,520
American Electric Power	763	68,975
American States Water	48	4,427
American Water Works	274	44,059
Artesian Resources, Cl A	11	530
Atmos Energy	197	21,122
Avangrid	102	4,765
Avista	100	4,446
Black Hills	91	6,164
Cadiz *	53	149
California Water Service Group	74	4,595
CenterPoint Energy	952	26,999
Chesapeake Utilities	22	2,997
Clearway Energy, Cl C	114	3,839
CMS Energy	439	28,263
Consolidated Edison	538	46,510
Dominion Energy	1,225	98,808
DTE Energy	291	35,045
Duke Energy	1,172	123,130
Edison International	574	36,041
Entergy	306	34,202
Essential Utilities	373	18,180
Evergy	345	22,411
Eversource Energy	517	46,266
Exelon	1,483	85,940
FirstEnergy	828	34,743
Hawaiian Electric Industries	157	6,672
IDACORP	73	8,046
Macquarie Infrastructure Holdings	126	455
MDU Resources Group	280	8,224
MGE Energy	47	3,639
Middlesex Water	22	2,227
National Fuel Gas	125	7,591
New Jersey Resources	138	5,549
NextEra Energy	2,972	232,173
NextEra Energy Partners	103	7,748
NiSource	588	17,158

25

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
Northwest Natural Holding	40	$1,894
NorthWestern	73	4,243
NRG Energy	335	13,377
OGE Energy	286	10,845
ONE Gas	76	5,920
Ormat Technologies	80	5,453
Otter Tail	49	3,107
PG&E *	2,164	27,678
Pinnacle West Capital	164	11,416
PNM Resources	122	5,467
Portland General Electric	128	6,725
PPL	1,178	34,963
Public Service Enterprise Group	768	51,095
Pure Cycle *	30	385
Sempra Energy	482	66,593
SJW Group	36	2,479
South Jersey Industries	163	4,078
Southern	1,612	112,018
Southwest Gas Holdings	85	5,795
Spire	73	4,812
Star Group	47	491
Sunnova Energy International *	117	2,300
UGI	299	13,560
Unitil	21	986
Vistra	649	14,155
WEC Energy Group	479	46,482
Xcel Energy	812	56,564

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
York Water	17	$772

		1,699,861

Total Common Stock
(Cost $51,548,577)		56,897,943

RIGHTS — 0.0%
	Number Of Rights
Achillion Pharmaceuticals*‡‡(A)	78	78
Pfenex*‡‡(A)	20	—
Prevail Therapeutics*‡‡(A)	16	—
Progenics Pharmaceuticals*‡‡(A)	45	—
Zagg Inc*‡‡(A)	17	—

Total Rights
(Cost $–)		78

PREFERRED STOCK — 0.0%
	Shares	Value
REAL ESTATE — 0.0%
Brookfield Property Preferred,
6.250%	1	25

Total Preferred Stock
(Cost $25)		25

WARRANTS — 0.0%
	Number Of Warrants	Value
Nabors Industries, Strike Price
$166,*Expires 6/14/2026	2	18

Total Warrants
(Cost $ –)		18

Total Investments in Securities— 96.6%
(Cost $51,548,602)		$56,898,064

A list of the open OTC swap agreements held by the Fund at January 31, 2022, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation		Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value		Upfront Payments/ Receipts	Net Unrealized Depreciation
	WFCBL2TP7		USD-LIBOR-
Wells Fargo	Custom Basket	*	BBA+ 0.400%	Asset Return	Annually	08/24/2022	USD	(1,777,398)	$(21,178	)$	–	$(21,178)

* The following table represents the individual common stock exposures comprising the WFCBL2TP7 Custom Basket Total Return Swaps as of January31, 2022:

Shares	Description	Notional Amount ($)	Unrealized Depreciation ($)	Percentage of Basket (%)
211	3M Co	(6,543)	(78)	0.4
642	Abbott Laboratories	(15,274)	(182)	0.9
230	Accenture PLC	(15,189)	(181)	0.9
266	Activision Blizzard Inc	(3,921)	(47)	0.2
173	Adobe Inc	(17,261)	(206)	1.0
441	Advanced Micro Devices Inc	(9,395)	(112)	0.5

26

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Depreciation ($)	Percentage of Basket (%)
81	Air Products And Chemicals Inc	(4,243)	(51)	0.2
110	Airbnb Inc	(3,146)	(37)	0.2
27	Align Technology Inc	(2,485)	(30)	0.1
212	Alphabet Inc	(107,198)	(1,277)	6.0
673	Altria Group Inc	(6,389)	(76)	0.4
183	American Electric Power Co Inc	(3,081)	(37)	0.2
283	American Express Co	(9,487)	(113)	0.5
312	American International Group Inc	(3,365)	(40)	0.2
41	Ameriprise Financial Inc	(2,326)	(28)	0.1
207	Amgen Inc	(8,776)	(105)	0.5
217	Amphenol Corp	(3,230)	(38)	0.2
196	Analog Devices Inc	(5,984)	(71)	0.3
6,034	Apple Inc	(196,794)	(2,345)	11.1
328	Applied Materials Inc	(8,468)	(101)	0.5
202	Archer-Daniels-Midland Co	(2,826)	(34)	0.2
2,606	AT&T Inc	(12,401)	(148)	0.7
80	Autodesk Inc	(3,731)	(44)	0.2
154	Automatic Data Processing Inc	(5,912)	(70)	0.3
8	Autozone Inc	(2,850)	(34)	0.2
3,066	Bank of America Corp	(26,398)	(315)	1.5
315	Bank of New York Mellon Corp/The	(3,479)	(41)	0.2
483	Berkshire Hathaway Inc	(28,233)	(336)	1.6
52	Blackrock Inc	(7,984)	(95)	0.4
249	Blackstone Inc	(6,126)	(73)	0.3
144	Block Inc	(3,278)	(39)	0.2
15	Booking Holdings Inc	(6,854)	(82)	0.4
516	Boston Scientific Corp	(4,133)	(49)	0.2
810	Bristol-Myers Squibb Co	(9,804)	(117)	0.5
147	Broadcom Inc	(16,052)	(191)	0.9
100	Cadence Design Systems Inc	(2,831)	(34)	0.2
161	Capital One Financial Corp	(4,415)	(53)	0.3
317	Carrier Global Corp	(2,819)	(34)	0.2
200	Caterpillar Inc	(7,506)	(89)	0.4
121	Cbre Group Inc	(2,297)	(27)	0.1
613	Charles Schwab Corp/The	(10,033)	(120)	0.5
47	Charter Communications Inc	(5,163)	(62)	0.3
706	Chevron Corp	(17,312)	(206)	1.0
10	Chipotle Mexican Grill Inc	(2,823)	(34)	0.2
159	Chubb Ltd	(5,866)	(70)	0.3
32	Cintas Corp	(2,354)	(28)	0.1
1,537	Cisco Systems Inc/Delaware	(15,969)	(190)	0.9
739	Citigroup Inc	(8,983)	(107)	0.5
91	Cloudflare Inc	(1,633)	(19)	0.1
131	Cme Group Inc	(5,600)	(67)	0.3
1,569	Coca-Cola Co/The	(17,857)	(213)	1.0
192	Cognizant Technology Solutions Corp	(3,056)	(36)	0.2
308	Colgate-Palmolive Co	(4,734)	(56)	0.3
1,661	Comcast Corp	(15,495)	(185)	0.9
489	Conocophillips	(8,084)	(96)	0.5
74	Crowdstrike Holdings Inc	(2,480)	(29)	0.1
809	CSX Corp	(5,168)	(62)	0.3
103	Deere & Co	(7,211)	(86)	0.4
35	Dexcom Inc	(2,793)	(33)	0.2
70	Docusign Inc	(1,650)	(20)	0.1
85	Dollar General Corp	(3,307)	(39)	0.2
294	Dominion Energy Inc	(4,422)	(53)	0.3
62	Doordash Inc	(1,302)	(16)	0.1
272	Dow Inc	(3,032)	(36)	0.2

27

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Depreciation ($)	Percentage of Basket (%)
281	Duke Energy Corp	(5,504)	(66)	0.3
191	Dupont De Nemours Inc	(2,724)	(32)	0.2
145	Eaton Corp PLC	(4,294)	(51)	0.2
228	Ebay Inc	(2,556)	(30)	0.1
91	Ecolab Inc	(3,224)	(38)	0.2
225	Edwards Lifesciences Corp	(4,590)	(55)	0.3
98	Electronic Arts Inc	(2,431)	(29)	0.1
290	Eli Lilly & Co	(13,295)	(158)	0.7
217	Emerson Electric Co	(3,719)	(44)	0.2
213	Eog Resources Inc	(4,423)	(53)	0.3
20	Epam Systems Inc	(1,777)	(21)	0.1
85	Estee Lauder Cos Inc/The	(4,926)	(59)	0.3
356	Exelon Corp	(3,852)	(46)	0.2
1,545	Exxon Mobil Corp	(21,896)	(261)	1.2
90	Fedex Corp	(4,115)	(49)	0.2
224	Fidelity National Information Services I	(5,016)	(60)	0.3
65	First Republic Bank/Ca	(2,092)	(25)	0.1
218	Fiserv Inc	(4,290)	(51)	0.2
1,431	Ford Motor Co	(5,421)	(65)	0.3
50	Fortinet Inc	(2,761)	(33)	0.2
534	Freeport-Mcmoran Inc	(3,711)	(44)	0.2
221	General Mills Inc	(2,828)	(34)	0.2
504	General Motors Co	(4,961)	(59)	0.3
458	Gilead Sciences Inc	(5,866)	(70)	0.3
106	Global Payments Inc	(2,973)	(35)	0.2
120	Goldman Sachs Group Inc/The	(7,969)	(95)	0.4
100	Hilton Worldwide Holdings Inc	(2,703)	(32)	0.2
385	Home Depot Inc/The	(26,388)	(314)	1.5
252	Honeywell International Inc	(9,618)	(115)	0.5
420	HP Inc	(2,881)	(34)	0.2
16	Hubspot Inc	(1,481)	(18)	0.1
31	Idexx Laboratories Inc	(2,913)	(35)	0.2
145	Ihs Markit Ltd	(3,154)	(38)	0.2
115	Illinois Tool Works Inc	(5,003)	(60)	0.3
1,482	Intel Corp	(13,497)	(161)	0.8
203	Intercontinental Exchange Inc	(4,801)	(57)	0.3
327	International Business Machines Corp	(8,151)	(97)	0.5
93	International Flavors & Fragrances Inc	(2,285)	(27)	0.1
97	Intuit Inc	(10,041)	(120)	0.6
129	Intuitive Surgical Inc	(6,846)	(82)	0.4
259	Johnson Controls International PLC	(3,506)	(42)	0.2
1,082	JPMorgan Chase & Co	(30,004)	(358)	1.7
123	Kimberly-Clark Corp	(3,157)	(38)	0.2
55	Kla Corp	(4,028)	(48)	0.2
360	Kraft Heinz Co/The	(2,402)	(29)	0.1
51	Lam Research Corp	(5,634)	(67)	0.3
253	Lowe’s Cos Inc	(11,197)	(133)	0.6
232	Marathon Petroleum Corp	(3,111)	(37)	0.2
102	Marriott International Inc/Md	(3,061)	(36)	0.2
185	Marsh & Mclennan Cos Inc	(5,294)	(63)	0.3
300	Marvell Technology Inc	(3,992)	(48)	0.2
98	Match Group Inc	(2,054)	(24)	0.1
859	Meta Platforms Inc	(50,228)	(598)	2.8
196	Microchip Technology Inc	(2,837)	(34)	0.2
407	Micron Technology Inc	(6,248)	(74)	0.3
2,740	Microsoft Corp	(158,977)	(1,894)	8.9
126	Moderna Inc	(3,981)	(47)	0.2
510	Mondelez International Inc	(6,379)	(76)	0.4

28

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Depreciation ($)	Percentage of Basket (%)
68	Moody’s Corp	(4,343)	(52)	0.2
527	Morgan Stanley	(10,087)	(120)	0.6
62	Motorola Solutions Inc	(2,666)	(32)	0.2
29	MSCI Inc	(2,925)	(35)	0.2
159	Netflix Inc	(12,685)	(151)	0.7
292	Newmont Corp	(3,327)	(40)	0.2
716	Nextera Energy Inc	(10,432)	(124)	0.6
452	Nike Inc	(12,489)	(149)	0.7
89	Norfolk Southern Corp	(4,507)	(54)	0.3
876	Nvidia Corp	(40,041)	(477)	2.3
52	Okta Inc	(1,913)	(23)	0.1
38	Old Dominion Freight Line Inc	(2,115)	(25)	0.1
580	Oracle Corp	(8,788)	(105)	0.5
24	O’Reilly Automotive Inc	(2,966)	(35)	0.2
156	Otis Worldwide Corp	(2,485)	(30)	0.1
567	Palantir Technologies Inc	(1,450)	(17)	0.1
35	Palo Alto Networks Inc	(3,343)	(40)	0.2
47	Parker-Hannifin Corp	(2,713)	(32)	0.2
118	Paychex Inc	(2,582)	(31)	0.1
429	Paypal Holdings Inc	(13,760)	(164)	0.8
504	Pepsico Inc	(16,302)	(194)	0.9
568	Philip Morris International Inc	(10,904)	(130)	0.6
160	Phillips 66	(2,527)	(30)	0.1
81	Pioneer Natural Resources Co	(3,326)	(40)	0.2
154	PNC Financial Services Group Inc/The	(5,923)	(71)	0.3
87	PPG Industries Inc	(2,523)	(30)	0.1
213	Progressive Corp/The	(4,320)	(51)	0.2
141	Prudential Financial Inc	(2,933)	(35)	0.2
412	Qualcomm Inc	(13,502)	(161)	0.8
37	Regeneron Pharmaceuticals Inc	(4,241)	(51)	0.2
53	Resmed Inc	(2,250)	(27)	0.1
42	Rockwell Automation Inc	(2,283)	(27)	0.1
42	Roku Inc	(1,298)	(16)	0.1
38	Roper Technologies Inc	(3,127)	(37)	0.2
127	Ross Stores Inc	(2,319)	(28)	0.1
88	S&P Global Inc	(6,813)	(81)	0.4
346	Salesforce.Com Inc	(15,003)	(179)	0.8
512	Schlumberger Nv	(3,730)	(44)	0.2
117	Sempra Energy	(3,006)	(36)	0.2
72	Servicenow Inc	(7,861)	(94)	0.4
88	Sherwin-Williams Co/The	(4,690)	(56)	0.3
391	Snap Inc	(2,372)	(28)	0.1
98	Snowflake Inc	(5,020)	(60)	0.3
386	Southern Co/The	(5,006)	(60)	0.3
430	Starbucks Corp	(7,888)	(94)	0.4
133	State Street Corp	(2,345)	(28)	0.1
777	Stellantis Nv	(2,795)	(33)	0.2
21	SVB Financial Group	(2,325)	(28)	0.1
55	Synopsys Inc	(3,209)	(38)	0.2
187	Sysco Corp	(2,721)	(32)	0.2
82	T Rowe Price Group Inc	(2,363)	(28)	0.1
178	Target Corp	(7,312)	(87)	0.4
120	TE Connectivity Ltd	(3,191)	(38)	0.2
293	Tesla Inc	(51,231)	(610)	2.9
337	Texas Instruments Inc	(11,281)	(134)	0.6
439	TJX Cos Inc/The	(5,891)	(70)	0.3
216	T-Mobile Us Inc	(4,363)	(52)	0.2
86	Trane Technologies PLC	(2,791)	(33)	0.2

29

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2022 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Depreciation ($)	Percentage of Basket (%)
90	Travelers Cos Inc/The	(2,779)	(33)	0.2
486	Truist Financial Corp	(5,700)	(68)	0.3
60	Twilio Inc	(2,313)	(27)	0.1
284	Twitter Inc	(1,985)	(24)	0.1
593	Uber Technologies Inc	(4,140)	(49)	0.2
234	Union Pacific Corp	(10,694)	(127)	0.6
266	United Parcel Service Inc	(10,033)	(120)	0.5
541	US Bancorp	(5,871)	(70)	0.3
50	Veeva Systems Inc	(2,218)	(26)	0.1
58	Verisk Analytics Inc	(2,137)	(25)	0.1
1,513	Verizon Communications Inc	(15,023)	(179)	0.8
663	Walt Disney Co/The	(17,688)	(211)	1.0
148	Waste Management Inc	(4,142)	(49)	0.2
443	Williams Cos Inc/The	(2,475)	(29)	0.1
68	Workday Inc	(3,234)	(39)	0.2
90	Xilinx Inc	(3,257)	(39)	0.2
108	Yum! Brands Inc	(2,519)	(30)	0.1
173	Zoetis Inc	(6,449)	(77)	0.4
79	Zoom Video Communications Inc	(2,262)	(27)	0.1

		$(1,777,398)	$(21,178)	100.0%

Percentages are based on Net Assets of $58,908,846.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration Date unavailable.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$56,897,825	$—	$118	$56,897,943
Rights	—	—	78	78
Preferred Stock	—	25	—	25
Warrants	—	18	—	18
Total Investments in

Securities	$56,897,825	$43	$196	$56,898,064

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Total Return Swaps*
Unrealized Depreciation	$—	$(21,178)	$—	$(21,178)
Total Other Financial

Instruments	$—	$(21,178)	$—	$(21,178)

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*Swap contracts are value at the unrealized depreciation on the instrument.

For the period ended January 31, 2022, there were transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fairvalue hierarchy levels and other significant accounting policies, please refer tothe Fund’s most recent financial statements.

KOC-QH-008-0500

30

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS REAL ESTATE FUND JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%#
	Shares	Value
FINANCIALS — 4.4%
Ellington Financial ‡	332,056	$5,900,635

REAL ESTATE — 94.6%
Acadia Realty Trust ‡	28,455	563,124
Alexandria Real Estate Equities ‡	58,034	11,307,345
American Homes 4 Rent, Cl A ‡	162,969	6,376,977
Americold Realty Trust ‡	218,673	6,221,247
CatchMark Timber Trust, Cl A ‡	471,405	3,865,521
CBRE Group, Cl A *	94,454	9,571,968
Corporate Office Properties Trust ‡	54,475	1,376,039
CubeSmart ‡	96,345	4,888,545
DigitalBridge Group *‡	201,025	1,467,483
Easterly Government Properties, Cl A ‡	208,665	4,375,705
Equinix ‡	361	261,689
Gaming and Leisure Properties ‡	142,965	6,459,159
Independence Realty Trust ‡	283,570	6,519,274
InvenTrust Properties ‡	228,988	6,168,937
Invitation Homes ‡	28,127	1,180,771
Kilroy Realty ‡	65,055	4,163,520
Lamar Advertising, Cl A ‡	18,583	2,058,253
National Retail Properties ‡	32,435	1,439,465
Phillips Edison ‡	31,276	985,820
Prologis ‡	40,606	6,367,833
Retail Opportunity Investments ‡	323,385	5,992,324
SBA Communications, Cl A ‡	1,859	604,993
Sun Communities ‡	53,651	10,137,893
Ventas ‡	92,847	4,922,748
VICI Properties ‡	193,310	5,532,532
Washington ‡	166,245	4,092,952
Welltower ‡	29,980	2,597,167
Weyerhaeuser ‡	77,162	3,119,660
WP Carey ‡	37,099	2,878,882

		125,497,826

Total Common Stock (Cost $132,284,284)		131,398,461

Total Investments in Securities— 99.0% (Cost $132,284,284)		$131,398,461

Percentages are based on Net Assets of $132,736,793.

*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-009-0500

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%
	Shares	Value
AUSTRALIA — 3.4%
BHP Group	88,686	$2,934,301
Macquarie Group	17,804	2,331,082

		5,265,383

BELGIUM — 1.4%
Solvay	18,307	2,213,997

CANADA — 7.3%
Bank of Montreal	24,193	2,738,378
Canadian Natural Resources	50,600	2,573,886
Magna International	27,679	2,229,954
Stantec	46,945	2,490,266
TFI International	14,716	1,416,436

		11,448,920

CHINA — 11.1%
Alibaba Group Holding *	91,760	1,422,209
Baidu ADR *	11,940	1,907,295
China Merchants Bank, Cl H	245,500	2,061,282
COSCO Shipping Ports	1,372,000	1,094,118
CSPC Pharmaceutical Group	1,556,002	1,900,587
Lenovo Group	1,748,300	1,895,902
Meituan, Cl B *	73,420	2,150,067
NetEase	103,215	2,101,735
Tingyi Cayman Islands Holding	1,016,000	2,106,522
Zai Lab *	16,900	764,302

		17,404,019

DENMARK — 3.7%
AP Moller - Maersk, Cl B	740	2,657,257
Netcompany Group	18,600	1,365,626
Pandora *	16,453	1,783,701

		5,806,584

FRANCE — 9.9%
Credit Agricole	148,554	2,233,748
Ipsen	21,046	2,050,298
L’Oreal	6,250	2,660,411
LVMH Moet Hennessy Louis
Vuitton	4,220	3,465,151
Schneider Electric	15,581	2,636,178
Veolia Environnement	68,808	2,482,695

		15,528,481

GERMANY — 5.8%
Brenntag	23,232	1,988,431
Daimler Truck Holding *	55,076	1,965,824
Mercedes-Benz Group	29,152	2,315,596
Siemens	17,536	2,781,307

		9,051,158

INDIA — 3.0%
ICICI Bank	193,000	2,077,258
Infosys	112,000	2,637,615

		4,714,873

COMMON STOCK — continued
	Shares	Value
JAPAN — 14.9%
Daiwa House Industry	60,500	$1,769,402
ENEOS Holdings	372,800	1,487,619
Fuji Electric	40,030	2,156,460
Fujitsu	12,700	1,681,784
Hoya	16,460	2,145,001
ITOCHU	62,200	2,000,769
Mitsubishi UFJ Financial Group	465,000	2,805,823
Nintendo	5,140	2,520,609
Nippon Telegraph & Telephone	57,000	1,627,920
Sony	23,900	2,703,455
Tokyo Electron	4,840	2,371,107

		23,269,949

LUXEMBOURG — 1.2%
ArcelorMittal	61,432	1,825,193

MEXICO — 1.0%
Cemex *	2,609,100	1,598,750

NETHERLANDS — 3.1%
ING Groep	182,062	2,697,218
Koninklijke Ahold Delhaize	65,871	2,131,258

		4,828,476

NORWAY — 2.9%
DNB Bank	107,584	2,562,987
Equinor	72,250	1,992,807

		4,555,794

SINGAPORE — 1.5%
United Overseas Bank	104,440	2,334,041

SOUTH AFRICA — 2.9%
MTN Group *	190,541	2,388,805
Sasol *	94,000	2,120,608

		4,509,413

SOUTH KOREA — 4.6%
KB Financial Group	45,571	2,267,359
NAVER	6,355	1,671,477
Samsung Electronics	52,530	3,267,302

		7,206,138

SPAIN — 1.2%
Repsol	153,133	1,944,896

SWEDEN — 1.4%
Boliden	54,730	2,208,549

SWITZERLAND — 2.1%
Nestle	9,530	1,229,935
Straumann Holding	1,284	2,126,523

		3,356,458

TAIWAN — 4.2%
Sea ADR *	5,920	889,835
Taiwan Semiconductor Manufacturing	251,160	5,773,302

		6,663,137

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — 8.2%
J Sainsbury PLC	433,700	$1,702,484
JD Sports Fashion	773,500	1,983,050
Kingfisher PLC	432,314	1,930,616
Legal & General Group PLC	605,385	2,365,308
Unilever	56,250	2,875,839
Weir Group PLC	82,928	1,944,393

		12,801,690

UNITED STATES — 1.3%
REAL ESTATE — 1.3%
American Tower ‡	7,989	2,009,234

Total Common Stock (Cost $134,209,620)		150,545,133

Total Investments in Securities— 96.1% (Cost $134,209,620)		$150,545,133

Percentages are based on Net Assets of $156,664,590.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-006-1400

2